UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

August 31, 2020

Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance

Municipal Income Funds

Annual Report

August 31, 2020

Georgia    •    Maryland    •     Missouri    •    North Carolina    •    Oregon South Carolina    •    Virginia

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Funds electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, the Funds’ adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report August 31, 2020

Eaton Vance

Municipal Income Funds

Eaton Vance

Municipal Income Funds

August 31, 2020

Management’s Discussion of Fund Performance1

Economic and Market Conditions

As the 12-month period opened on September 1, 2019, Treasury and municipal bond markets were at the tail end of a rally propelled by lower-than-desired inflation, low European interest rates, on-again/off-again trade-conflict rhetoric with China, and dovish comments from the U.S. Federal Reserve (the Fed) that led many investors to conclude that further Fed rate hikes were off the table for 2019.

Additional support for the rally had come on July 31, 2019, when the Fed reversed course and cut the federal funds rate — its first reduction in over a decade. Two additional rate cuts followed in the opening months of the period, September and October 2019.

In the middle and long areas of the yield curve — where rates are influenced more by the market than the Fed — rates bottomed for 2019 at the beginning of September. From September 3 through the end of December, U.S. and European interest rates trended modestly upward, amid better-than-expected U.S. employment reports and cautious optimism about a U.S.-China trade détente.

In January 2020, however, news of the outbreak of a new coronavirus in China raised investor concerns and led to a “flight to quality” that briefly revived the bond market rally. As the virus turned into a global pandemic in February and March, however, it ended the longest-ever U.S. economic expansion and brought about a global economic slowdown. Economic activity decreased and credit markets, along with equities, declined in value amid unprecedented volatility.

In response, the Fed announced two emergency rate cuts in March 2020 — lowering the federal funds rate to 0.00%–0.25% — along with other measures designed to shore up the credit markets. At its July meeting, the Fed provided additional reassurance that it would maintain rates around zero for the foreseeable future and use all tools at its disposal to support the U.S. economy. These moves helped calm the markets and initiated a new municipal bond rally that began in April and lasted through most of the summer.

The rally was also driven by market technical factors as municipal bond demand overwhelmed supply. As municipal bonds offered attractive tax-exempt yields versus other fixed income asset classes, municipal bond funds saw net inflows in May, June, July and August of 2020 — following pandemic-induced record outflows in March and April.

Midway through the final month of the period, however, the municipal rally stalled. Rates bottomed for the fiscal year on August 11, with 10-year municipal bonds at a historic low yield of 0.58%. For the following three weeks, yields increased modestly, driven in part by Congress’ failure to pass a phase 2 stimulus bill — of which $400–$500 billion had been projected for state and local government assistance. In addition, the Fed announced a policy shift to average inflation targeting at the end of August, raising inflation concerns among some investors.

For the 12-month period ended August 31, 2020, rates declined across the municipal bond yield curve. The Bloomberg Barclays Municipal Bond Index (the Index), a broad measure of the asset class, returned 3.24% for the fiscal year — despite a 3.63% decline in March 2020. Reflecting investors’ “flight to quality” in response to the pandemic, municipal bonds with higher credit ratings generally outperformed lower-rated issues during the period.

Fund Performance

For the fiscal year ended August 31, 2020, the Oregon Fund’s Class A shares at net asset value (NAV) outperformed the 3.24% return of the Funds’ primary benchmark, the Index. All of the other Funds’ Class A shares at NAV underperformed the Index during the same one-year period.

Generally speaking, the Funds’ overall strategy is to invest primarily in municipal bonds with maturities of 10 years or more, in order to seek to capture their typically higher yields and greater income streams relative to shorter-maturity municipal issues.

Holdings in insured Puerto Rico bonds detracted from performance versus the Index for the Oregon, North Carolina and South Carolina Funds; prices of those bonds declined in the second half of the period amid investor concerns about the effects of the coronavirus pandemic on an already-weak Puerto Rican economy. The Funds’ insured Puerto Rico holdings were insured by various municipal bond insurers. Most uninsured bonds issued by the Commonwealth of Puerto Rico and its various conduit issuers were no longer included in the Index as of this year. As Puerto Rico continued to deal with an ongoing fiscal crisis, bonds issued by its various legal entities were impacted by a number of factors throughout the period, including monetary default and the coronavirus pandemic. As the period ended, Puerto Rico continued to negotiate with creditors and address its current debt structure under the Puerto Rico Oversight, Management, and Economic Stability Act (PROMESA) passed by the U.S. Congress.

The Funds may seek to enhance tax-exempt income through the use of leveraged investments by purchasing residual interest bonds. Leverage has the effect of magnifying the Funds’ exposure to their underlying investments in both up and down markets. During the period, the South Carolina and Virginia Funds held leveraged investments in the form of residual interest bond transactions. In a fiscal year when municipal bonds in general delivered positive performance, the leveraged investments in those Funds had a modest positive effect on performance relative to the Index, which does not employ leveraged investments.

State-specific Results

Eaton Vance Georgia Municipal Income Fund’s Class A shares at NAV returned 2.62%, underperforming the 3.24% return of the Index. Detractors from performance versus the Index included an overweight position, relative to the Index, in prerefunded, or escrowed, bonds; security selection and an overweight position in the health care sector; and an underweight position in AAA-rated bonds, which were the best-performing ratings category in the Index. Contributors to performance versus the Index included security selection and an overweight position in local general obligation bonds; an overweight position in bonds with 8–17 years remaining to maturity; and security selection in 4% coupon bonds.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Municipal Income Funds

August 31, 2020

Management’s Discussion of Fund Performance — continued

Eaton Vance Maryland Municipal Income Fund’s Class A shares at NAV returned 1.64%, underperforming the 3.24% return of the Index. An overweight position in prerefunded bonds, security selection in the transportation sector, and security selection and an overweight position in bonds rated BBB and below all detracted from performance versus the Index during the period. In contrast, security selection and an overweight position in 4% coupon bonds; security selection and an overweight position in AAA-rated bonds; and the Fund’s allocation to taxable municipal securities, which were not represented in the Index and generally outperformed tax-exempt municipal securities during the period, contributed to relative performance versus the Index.

Eaton Vance Missouri Municipal Income Fund’s Class A shares at NAV returned 3.04%, underperforming the 3.24% return of the Index. Detractors from performance versus the Index included security selection in bonds rated BBB and below, an overweight position in bonds with less than one year remaining to maturity, and security selection in the health care sector. Contributors to performance relative to the Index included security selection in 4% coupon bonds, an overweight position in local general obligation bonds, and security selection in the housing sector.

Eaton Vance North Carolina Municipal Income Fund’s Class A shares at NAV returned 2.44%, underperforming the 3.24% return of the Index. Detractors from results versus the Index included security selection in the water and sewer sector, an overweight position in insured Puerto Rico bonds, and security selection in bonds with 17–22 years remaining to maturity. In contrast, performance versus the Index was helped by an overweight position in 4% coupon bonds and security selection in the leasing and education sectors.

Eaton Vance Oregon Municipal Income Fund’s Class A shares at NAV returned 3.57%, outperforming the 3.24% return of the Index. Performance versus the Index benefited from an overweight position in general obligation bonds, security selection in zero-coupon bonds, and security selection in the water and sewer sector, which was the best-performing sector in the Index during the period. Detractors from performance relative to the Index included an overweight position in insured Puerto Rico bonds, security selection and an overweight position in the health care sector, and security selection in the education sector.

Eaton Vance South Carolina Municipal Income Fund’s Class A shares at NAV returned 2.97%, underperforming the 3.24% return of the Index. An overweight position in insured Puerto Rico bonds, an overweight position in prerefunded bonds, and security selection in the electric utilities sector all detracted from results relative to the Index. In contrast, contributors to performance versus the Index included security selection in the water and sewer sector, security selection in 4% coupon bonds, and security selection in local general obligation bonds.

Eaton Vance Virginia Municipal Income Fund’s Class A shares at NAV returned 3.09%, underperforming the 3.24% return of the Index.

Detractors from relative performance versus the Index included an overweight position in bonds with four years or less remaining to maturity, an overweight position in BBB-rated bonds, and security selection in state general obligation bonds. Contributors to performance relative to the Index included security selection and an overweight position in the water and sewer sector; security selection in 4% coupon bonds; and security selection and an overweight position in AAA-rated bonds.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Georgia Municipal Income Fund

August 31, 2020

Performance2,3

Portfolio Managers Adam A. Weigold, CFA and Trevor G. Smith

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years

Class A at NAV	12/07/1993	12/23/1991	2.62%	3.42%	3.41%
Class A with 4.75% Maximum Sales Charge	—	—	–2.28	2.41	2.90
Class C at NAV	04/25/2006	12/23/1991	1.83	2.65	2.64
Class C with 1% Maximum Sales Charge	—	—	0.83	2.65	2.64
Class I at NAV	03/03/2008	12/23/1991	2.71	3.62	3.60

Bloomberg Barclays Municipal Bond Index	—	—	3.24%	3.99%	3.97%
Bloomberg Barclays Georgia Municipal Bond Index	—	—	3.63	3.67	3.74

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I

			0.70%	1.45%	0.49%

% Distribution Rates/Yields[5]			Class A	Class C	Class I

Distribution Rate			2.02%	1.25%	2.22%
Taxable-Equivalent Distribution Rate			3.78	2.34	4.15

SEC 30-day Yield			0.63	–0.08	0.86
Taxable-Equivalent SEC 30-day Yield			1.18	–0.16	1.61

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge

Class C	$10,000	08/31/2010	$12,976	N.A.
Class I	$250,000	08/31/2010	$356,169	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

Georgia Municipal Income Fund

August 31, 2020

Fund Profile

Credit Quality (% of total investments)7

See Endnotes and Additional Disclosures in this report.

5

Eaton Vance

Maryland Municipal Income Fund

August 31, 2020

Performance2,3

Portfolio Managers Craig R. Brandon, CFA and Trevor G. Smith

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years

Class A at NAV	12/10/1993	02/03/1992	1.64%	2.95%	3.24%
Class A with 4.75% Maximum Sales Charge	—	—	–3.16	1.95	2.74
Class C at NAV	05/02/2006	02/03/1992	0.94	2.18	2.48
Class C with 1% Maximum Sales Charge	—	—	–0.05	2.18	2.48
Class I at NAV	03/03/2008	02/03/1992	1.85	3.16	3.45

Bloomberg Barclays Municipal Bond Index	—	—	3.24%	3.99%	3.97%
Bloomberg Barclays Maryland Municipal Bond Index	—	—	3.68	3.58	3.34

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I

			0.73%	1.49%	0.52%

% Distribution Rates/Yields[5]			Class A	Class C	Class I

Distribution Rate			2.21%	1.45%	2.40%
Taxable-Equivalent Distribution Rate			4.13	2.71	4.49

SEC 30-day Yield			1.16	0.48	1.41
Taxable-Equivalent SEC 30-day Yield			2.17	0.89	2.63

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge

Class C	$10,000	08/31/2010	$12,773	N.A.
Class I	$250,000	08/31/2010	$350,942	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

6

Eaton Vance

Maryland Municipal Income Fund

August 31, 2020

Fund Profile

Credit Quality (% of total investments)7

See Endnotes and Additional Disclosures in this report.

7

Eaton Vance

Missouri Municipal Income Fund

August 31, 2020

Performance2,3

Portfolio Managers Cynthia J. Clemson and Christopher J. Eustance, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years

Class A at NAV	12/07/1993	05/01/1992	3.04%	3.74%	3.71%
Class A with 4.75% Maximum Sales Charge	—	—	–1.83	2.75	3.21
Class C at NAV	02/16/2006	05/01/1992	2.35	2.99	2.94
Class C with 1% Maximum Sales Charge	—	—	1.35	2.99	2.94
Class I at NAV	08/03/2010	05/01/1992	3.33	3.97	3.93

Bloomberg Barclays Municipal Bond Index	—	—	3.24%	3.99%	3.97%
Bloomberg Barclays Missouri Municipal Bond Index	—	—	3.32	3.98	4.01

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I

			0.71%	1.46%	0.50%

% Distribution Rates/Yields[5]			Class A	Class C	Class I

Distribution Rate			2.54%	1.77%	2.74%
Taxable-Equivalent Distribution Rate			4.72	3.29	5.09

SEC 30-day Yield			0.64	–0.07	0.87
Taxable-Equivalent SEC 30-day Yield			1.20	–0.13	1.62

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge

Class C	$10,000	08/31/2010	$13,359	N.A.
Class I	$250,000	08/31/2010	$367,616	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

8

Eaton Vance

Missouri Municipal Income Fund

August 31, 2020

Fund Profile

Credit Quality (% of total investments)7

See Endnotes and Additional Disclosures in this report.

9

Eaton Vance

North Carolina Municipal Income Fund

August 31, 2020

Performance2,3

Portfolio Managers Adam A. Weigold, CFA and Christopher J. Eustance, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years

Class A at NAV	12/07/1993	10/23/1991	2.44%	3.13%	3.45%
Class A with 4.75% Maximum Sales Charge	—	—	–2.44	2.15	2.94
Class C at NAV	05/02/2006	10/23/1991	1.69	2.36	2.67
Class C with 1% Maximum Sales Charge	—	—	0.69	2.36	2.67
Class I at NAV	03/03/2008	10/23/1991	2.64	3.34	3.65

Bloomberg Barclays Municipal Bond Index	—	—	3.24%	3.99%	3.97%
Bloomberg Barclays North Carolina Municipal Bond Index	—	—	3.78	3.50	3.49

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I

			0.74%	1.49%	0.53%

% Distribution Rates/Yields[5]			Class A	Class C	Class I

Distribution Rate			2.18%	1.45%	2.38%
Taxable-Equivalent Distribution Rate			4.04	2.69	4.41

SEC 30-day Yield			0.70	–0.01	0.93
Taxable-Equivalent SEC 30-day Yield			1.30	–0.02	1.73

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge

Class C	$10,000	08/31/2010	$13,019	N.A.
Class I	$250,000	08/31/2010	$357,733	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

10

Eaton Vance

North Carolina Municipal Income Fund

August 31, 2020

Fund Profile

Credit Quality (% of total investments)7

See Endnotes and Additional Disclosures in this report.

11

Eaton Vance

Oregon Municipal Income Fund

August 31, 2020

Performance2,3

Portfolio Managers Adam A. Weigold, CFA and Christopher J. Eustance, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years

Class A at NAV	12/28/1993	12/24/1991	3.57%	3.97%	3.58%
Class A with 4.75% Maximum Sales Charge	—	—	–1.35	2.97	3.07
Class C at NAV	03/02/2006	12/24/1991	2.82	3.18	2.80
Class C with 1% Maximum Sales Charge	—	—	1.82	3.18	2.80
Class I at NAV	08/03/2010	12/24/1991	3.76	4.18	3.77

Bloomberg Barclays Municipal Bond Index	—	—	3.24%	3.99%	3.97%
Bloomberg Barclays Oregon Municipal Bond Index	—	—	4.20	4.06	4.11

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I

			0.77%	1.52%	0.56%

% Distribution Rates/Yields[5]			Class A	Class C	Class I

Distribution Rate			2.34%	1.58%	2.51%
Taxable-Equivalent Distribution Rate			4.75	3.20	5.09

SEC 30-day Yield			0.84	0.13	1.08
Taxable-Equivalent SEC 30-day Yield			1.70	0.27	2.19

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge

Class C	$10,000	08/31/2010	$13,188	N.A.
Class I	$250,000	08/31/2010	$362,165	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

12

Eaton Vance

Oregon Municipal Income Fund

August 31, 2020

Fund Profile

Credit Quality (% of total investments)7

See Endnotes and Additional Disclosures in this report.

13

Eaton Vance

South Carolina Municipal Income Fund

August 31, 2020

Performance2,3

Portfolio Managers Adam A. Weigold, CFA and Christopher J. Eustance, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years

Class A at NAV	02/14/1994	10/02/1992	2.97%	3.55%	3.53%
Class A with 4.75% Maximum Sales Charge	—	—	–1.94	2.54	3.03
Class C at NAV	01/12/2006	10/02/1992	2.17	2.76	2.76
Class C with 1% Maximum Sales Charge	—	—	1.17	2.76	2.76
Class I at NAV	03/03/2008	10/02/1992	3.17	3.75	3.74

Bloomberg Barclays Municipal Bond Index	—	—	3.24%	3.99%	3.97%
Bloomberg Barclays South Carolina Municipal Bond Index	—	—	3.83	4.28	4.14

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I

			0.75%	1.50%	0.55%

% Distribution Rates/Yields[5]			Class A	Class C	Class I

Distribution Rate			2.07%	1.30%	2.28%
Taxable-Equivalent Distribution Rate			3.97	2.49	4.37

SEC 30-day Yield			0.60	–0.12	0.82
Taxable-Equivalent SEC 30-day Yield			1.14	–0.22	1.58

% Total Leverage[6]

Residual Interest Bond (RIB) Financing					2.04%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge

Class C	$10,000	08/31/2010	$13,130	N.A.
Class I	$250,000	08/31/2010	$361,007	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

14

Eaton Vance

South Carolina Municipal Income Fund

August 31, 2020

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

15

Eaton Vance

Virginia Municipal Income Fund

August 31, 2020

Performance2,3

Portfolio Managers Adam A. Weigold, CFA and Trevor G. Smith

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years

Class A at NAV	12/17/1993	07/26/1991	3.09%	3.56%	3.25%
Class A with 4.75% Maximum Sales Charge	—	—	–1.80	2.55	2.75
Class C at NAV	02/08/2006	07/26/1991	2.17	2.77	2.47
Class C with 1% Maximum Sales Charge	—	—	1.17	2.77	2.47
Class I at NAV	03/03/2008	07/26/1991	3.17	3.75	3.44

Bloomberg Barclays Municipal Bond Index	—	—	3.24%	3.99%	3.97%
Bloomberg Barclays Virginia Municipal Bond Index	—	—	3.84	3.73	3.55

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I

			0.82%	1.57%	0.61%

% Distribution Rates/Yields[5]			Class A	Class C	Class I

Distribution Rate			2.59%	1.82%	2.78%
Taxable-Equivalent Distribution Rate			4.85	3.41	5.20

SEC 30-day Yield			0.85	0.14	1.09
Taxable-Equivalent SEC 30-day Yield			1.59	0.27	2.04

% Total Leverage[6]

RIB Financing					3.44%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge

Class C	$10,000	08/31/2010	$12,767	N.A.
Class I	$250,000	08/31/2010	$350,831	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

16

Eaton Vance

Virginia Municipal Income Fund

August 31, 2020

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

17

Eaton Vance

Municipal Income Funds

August 31, 2020

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Barclays Georgia Municipal Bond Index is an unmanaged index of Georgia municipal bonds. Bloomberg Barclays Maryland Municipal Bond Index is an unmanaged index of Maryland municipal bonds. Bloomberg Barclays Missouri Municipal Bond Index is an unmanaged index of Missouri municipal bonds. Bloomberg Barclays North Carolina Municipal Bond Index is an unmanaged index of North Carolina municipal bonds. Bloomberg Barclays Oregon Municipal Bond Index is an unmanaged index of Oregon municipal bonds. Bloomberg Barclays South Carolina Municipal Bond Index is an unmanaged index of South Carolina municipal bonds. Bloomberg Barclays Virginia Municipal Bond Index is an unmanaged index of Virginia municipal bonds. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[4]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end.

The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[6]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[7]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[8]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profiles subject to change due to active management.

Additional Information

Yield curve is a graphical representation of the yields offered by bonds of various maturities. The yield curve flattens when long-term rates fall and/or short-term rates increase, and the yield curve steepens when long-term rates increase and/or short-term rates fall.

18

Eaton Vance

Municipal Income Funds

August 31, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2020 – August 31, 2020).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Georgia Municipal Income Fund

	Beginning Account Value (3/1/20)	Ending Account Value (8/31/20)	Expenses Paid During Period* (3/1/20 – 8/31/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,002.70	$3.32	0.66%
Class C	$1,000.00	$999.50	$7.09	1.41%
Class I	$1,000.00	$1,003.80	$2.32	0.46%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.80	$3.35	0.66%
Class C	$1,000.00	$1,018.00	$7.15	1.41%
Class I	$1,000.00	$1,022.80	$2.34	0.46%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2020.

19

Eaton Vance

Municipal Income Funds

August 31, 2020

Fund Expenses — continued

Eaton Vance Maryland Municipal Income Fund

	Beginning Account Value (3/1/20)	Ending Account Value (8/31/20)	Expenses Paid During Period* (3/1/20 – 8/31/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$990.90	$3.45	0.69%
Class C	$1,000.00	$986.90	$7.19	1.44%
Class I	$1,000.00	$991.90	$2.45	0.49%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.70	$3.51	0.69%
Class C	$1,000.00	$1,017.90	$7.30	1.44%
Class I	$1,000.00	$1,022.70	$2.49	0.49%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2020.

Eaton Vance Missouri Municipal Income Fund

	Beginning Account Value (3/1/20)	Ending Account Value (8/31/20)	Expenses Paid During Period* (3/1/20 – 8/31/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,004.60	$3.43	0.68%
Class C	$1,000.00	$1,001.70	$7.20	1.43%
Class I	$1,000.00	$1,006.50	$2.42	0.48%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.70	$3.46	0.68%
Class C	$1,000.00	$1,017.90	$7.25	1.43%
Class I	$1,000.00	$1,022.70	$2.44	0.48%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2020.

20

Eaton Vance

Municipal Income Funds

August 31, 2020

Fund Expenses — continued

Eaton Vance North Carolina Municipal Income Fund

	Beginning Account Value (3/1/20)	Ending Account Value (8/31/20)	Expenses Paid During Period* (3/1/20 – 8/31/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$997.90	$3.36	0.67%
Class C	$1,000.00	$994.20	$7.12	1.42%
Class I	$1,000.00	$998.90	$2.36	0.47%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.80	$3.41	0.67%
Class C	$1,000.00	$1,018.00	$7.20	1.42%
Class I	$1,000.00	$1,022.80	$2.39	0.47%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2020.

Eaton Vance Oregon Municipal Income Fund

	Beginning Account Value (3/1/20)	Ending Account Value (8/31/20)	Expenses Paid During Period* (3/1/20 – 8/31/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,010.70	$3.34	0.66%
Class C	$1,000.00	$1,006.00	$7.11	1.41%
Class I	$1,000.00	$1,011.60	$2.33	0.46%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.80	$3.35	0.66%
Class C	$1,000.00	$1,018.00	$7.15	1.41%
Class I	$1,000.00	$1,022.80	$2.34	0.46%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2020.

21

Eaton Vance

Municipal Income Funds

August 31, 2020

Fund Expenses — continued

Eaton Vance South Carolina Municipal Income Fund

	Beginning Account Value (3/1/20)	Ending Account Value (8/31/20)	Expenses Paid During Period* (3/1/20 – 8/31/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,007.40	$3.43	0.68%
Class C	$1,000.00	$1,003.80	$7.20	1.43%
Class I	$1,000.00	$1,009.50	$2.42	0.48%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.70	$3.46	0.68%
Class C	$1,000.00	$1,017.90	$7.25	1.43%
Class I	$1,000.00	$1,022.70	$2.44	0.48%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2020.

Eaton Vance Virginia Municipal Income Fund

	Beginning Account Value (3/1/20)	Ending Account Value (8/31/20)	Expenses Paid During Period* (3/1/20 – 8/31/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,006.10	$3.73	0.74%
Class C	$1,000.00	$1,000.80	$7.49	1.49%
Class I	$1,000.00	$1,005.90	$2.72	0.54%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.40	$3.76	0.74%
Class C	$1,000.00	$1,017.60	$7.56	1.49%
Class I	$1,000.00	$1,022.40	$2.75	0.54%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2020.

22

Eaton Vance

Georgia Municipal Income Fund

August 31, 2020

Portfolio of Investments

Tax-Exempt Investments — 96.3%
Security	Principal Amount (000’s omitted)	Value

Education — 8.6%

Cobb County Development Authority, (TUFF Cobb Research Campus - Georgia Tech Research Corp.), 4.00%, 9/1/34	$1,000	$1,199,590

Fulton County Development Authority, (Georgia Tech Facilities, Inc.), 5.00%, 6/15/36	425	540,115

Fulton County Development Authority, (Georgia Tech Facilities, Inc.), 5.00%, 6/15/37	520	658,580

Georgia Private Colleges and Universities Authority, (Emory University), 0.51%, (SIFMA + 0.42%), 8/16/22 (Put Date), 10/1/39(1)	2,000	1,995,900

Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 10/1/31	245	302,460

Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/37	1,000	1,301,580

Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 10/1/38	1,000	1,208,350

Unified Government of Athens-Clarke County Development Authority, (UGAREF Central Precinct, LLC), 5.00%, 6/15/31	1,200	1,450,524

		$8,657,099

Electric Utilities — 1.9%

Burke County Development Authority, (Oglethorpe Power Corp.), 3.25% to 2/3/25 (Put Date), 11/1/45	$1,000	$1,080,890

Georgia Municipal Gas Authority, (Gas Portfolio III), 5.00%, 10/1/27	750	819,278

		$1,900,168

Escrowed / Prerefunded — 4.6%

Columbus, Water and Sewerage Revenue, Prerefunded to 5/1/24, 5.00%, 5/1/33	$500	$585,965

Forsyth County Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	740	916,697

Fulton County Development Authority, (Georgia Tech Foundation Campus Recreation Center Project), Prerefunded to 11/1/21, 5.00%, 11/1/30	750	791,648

Fulton County Development Authority, (Georgia Tech Foundation Technology Square Project), Prerefunded to 5/1/22, 5.00%, 11/1/30	750	808,717

Jefferson City School District, Prerefunded to 2/1/21, 5.25%, 2/1/33	1,500	1,531,380

		$4,634,407

General Obligations — 21.6%

Bleckley County School District, 5.00%, 10/1/42	$1,000	$1,307,570

Bryan County School District, 4.00%, 8/1/33	500	575,790

Bryan County School District, 4.00%, 8/1/34	435	498,562

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Cherokee County School System, 5.00%, 2/1/29	$1,000	$1,198,760

Cherokee County School System, 5.00%, 2/1/33	500	671,755

Columbia County, 5.00%, 1/1/28	1,000	1,276,080

DeKalb County, (Special Transportation, Parks and Greenspace and Libraries Tax District), 5.00%, 12/1/27	1,000	1,259,800

Forsyth County Public Facilities Authority, (Forsyth County School District), 4.00%, 2/1/31	290	337,923

Forsyth County School District, 5.00%, 2/1/32	1,000	1,292,970

Forsyth County School District, 5.00%, 2/1/37	500	634,300

Fulton County, 5.00%, 7/1/31	1,000	1,263,320

Gainesville School District, 4.00%, 11/1/37(2)	1,000	1,225,160

Georgia, 2.00%, 8/1/27	315	315,340

Georgia, 4.00%, 7/1/35	1,000	1,207,230

Georgia, 5.00%, 2/1/28	1,500	1,796,895

Gilmer County School District, 5.00%, 12/1/25	400	497,192

Hall County School District, 4.00%, 2/1/38	1,000	1,239,650

Harris County School District, 4.00%, 3/1/33	275	341,220

Heard County Public Facilities Authority, (Heard County School District), 4.00%, 3/1/30	575	697,383

Jackson County School District, 5.00%, 3/1/30	1,000	1,335,510

Jackson County School District, 5.00%, 3/1/32	1,000	1,319,040

Valdosta School System, 5.00%, 2/1/28	1,000	1,230,780

Worth County School District, 5.00%, 12/1/37	235	288,634

		$21,810,864

Hospital — 17.5%

Augusta Development Authority, (AU Health System, Inc.), 5.00%, 7/1/29	$560	$670,096

Brookhaven Development Authority, (Children’s Healthcare of Atlanta), 5.00%, 7/1/39	500	625,875

Carroll City-County Hospital Authority, (Tanner Medical Center, Inc.), 3.00%, 7/1/38	500	535,085

Carroll City-County Hospital Authority, (Tanner Medical Center, Inc.), 4.00%, 7/1/37	500	593,220

Carroll City-County Hospital Authority, (Tanner Medical Center, Inc.), 5.00%, 7/1/29	500	613,520

Cedartown Polk County Hospital Authority, (Polk Medical Center), 5.00%, 7/1/39	850	961,112

Cobb County Kennestone Hospital Authority, (WellStar Health System, Inc.), 5.00%, 4/1/36	500	600,235

Dalton-Whitfield County Joint Development Authority, (Hamilton Health Care System), 4.00%, 8/15/34	400	459,100

DeKalb Private Hospital Authority, (Children’s Healthcare of Atlanta), 4.00%, 7/1/39	1,865	2,149,077

Fulton County Development Authority, (Piedmont Healthcare, Inc.), 5.00%, 7/1/32	1,500	1,787,820

23	See Notes to Financial Statements.

Eaton Vance

Georgia Municipal Income Fund

August 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Fulton County Development Authority, (WellStar Health System, Inc.), 5.00%, 4/1/37	$1,250	$1,496,350

Gainesville and Hall County Hospital Authority, (Northeast Georgia Health System, Inc.), 4.00%, 2/15/37	1,500	1,739,820

Gainesville and Hall County Hospital Authority, (Northeast Georgia Health System, Inc.), 5.00%, 2/15/37	1,000	1,185,800

Glynn-Brunswick Memorial Hospital Authority, (Southeast Georgia Health System), 4.00%, 8/1/37	250	282,880

Glynn-Brunswick Memorial Hospital Authority, (Southeast Georgia Health System), 4.00%, 8/1/38	500	563,825

Glynn-Brunswick Memorial Hospital Authority, (Southeast Georgia Health System), 5.00%, 8/1/28	650	758,843

Richmond County Hospital Authority, (University Health Services, Inc.), 5.00%, 1/1/31	1,260	1,504,364

Savannah Hospital Authority, (St. Joseph’s/Candler Health System, Inc.), 4.00%, 7/1/43	500	548,485

Savannah Hospital Authority, (St. Joseph’s/Candler Health System, Inc.), 5.50%, 7/1/30	500	551,680

		$17,627,187

Industrial Development Revenue — 4.5%

Albany Dougherty Payroll Development Authority, Solid Waste Disposal, (Procter & Gamble), (AMT), 5.20%, 5/15/28	$2,000	$2,522,360

Monroe County Development Authority, (Georgia Power Co.), 2.25%, 7/1/25	1,000	1,030,070

Monroe County Development Authority, (Oglethorpe Power Corp.), 1.50% to 2/3/25 (Put Date), 1/1/39	500	502,825

Rockdale County Development Authority, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(3)	500	523,605

		$4,578,860

Insured – Education — 1.1%

Savannah Economic Development Authority, (SSU Community Development I, LLC), (AGM), 5.25%, 6/15/27	$1,125	$1,129,331

		$1,129,331

Insured – Electric Utilities — 4.2%

Griffin, Combined Public Utility Revenue, (AGM), 5.00%, 1/1/28	$1,000	$1,106,280

Newnan, Water, Sewerage and Light Commission, (AMBAC), 5.25%, 1/1/24	1,040	1,199,817

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	980	1,009,527

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	550	564,141

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	300	307,200

		$4,186,965

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 1.7%

Coweta County, Water and Sewerage Authority, (AGM), 5.00%, 6/1/26	$1,135	$1,420,963

Puerto Rico Public Buildings Authority, (NPFG), 6.00%, 7/1/24	295	302,670

		$1,723,633

Insured – Lease Revenue / Certificates of Participation — 2.4%

East Point Building Authority, (Water and Sewer Project), (AGM), 5.00%, 2/1/35	$695	$843,070

Georgia Local Government 1998A Grantor Trust, Certificates of Participation, (NPFG), 4.75%, 6/1/28	1,428	1,614,411

		$2,457,481

Insured – Special Tax Revenue — 0.7%

Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$160	$112,757

Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28	545	594,175

		$706,932

Insured – Transportation — 0.1%

Puerto Rico Highway and Transportation Authority, (NPFG), 4.625%, 7/1/23	$100	$100,799

		$100,799

Insured – Water and Sewer — 3.7%

Buford, Combined Utility System Revenue, (AGM), 4.00%, 7/1/37	$500	$588,960

DeKalb County, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32	1,590	1,964,684

Etowah Water and Sewer Authority, (BAM), 4.00%, 3/1/35	500	583,405

Henry County Water and Sewerage Authority, (NPFG), 5.25%, 2/1/25	500	606,060

		$3,743,109

Lease Revenue / Certificates of Participation — 6.0%

Atlanta & Fulton County Recreation Authority, (Zoo Atlanta Parking Facility), 5.00%, 12/1/36	$1,000	$1,251,570

Downtown Savannah Authority, 4.00%, 8/1/25	2,495	2,937,438

Downtown Savannah Authority, (Chatham County Judicial Complex), 5.00%, 6/1/31	1,000	1,231,330

Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/37	500	620,200

		$6,040,538

24	See Notes to Financial Statements.

Eaton Vance

Georgia Municipal Income Fund

August 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 1.2%

Sandy Springs Public Facilities Authority, (City Center Project), 5.00%, 5/1/35	$1,000	$1,219,860

		$1,219,860

Senior Living / Life Care — 0.9%

Gainesville and Hall County Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/33	$500	$552,915

Savannah Economic Development Authority, (Marshes of Skidaway Island), 6.00%, 1/1/24	345	358,876

		$911,791

Special Tax Revenue — 4.4%

Atlanta Development Authority, (New Downtown Atlanta Stadium), 5.00%, 7/1/29	$750	$842,663

Metropolitan Atlanta Rapid Transit Authority, Sales Tax Revenue, 5.00%, 7/1/42	1,000	1,178,640

Metropolitan Atlanta Rapid Transit Authority, Sales Tax Revenue, 5.00%, 7/1/43	1,000	1,198,080

Unified Government of Athens-Clarke County Development Authority, (Economic Development Projects), 5.00%, 6/1/32	1,080	1,164,056

		$4,383,439

Transportation — 2.8%

Atlanta, Airport Revenue, 5.00%, 1/1/31	$1,000	$1,129,850

Atlanta, Airport Revenue, (AMT), 4.00%, 7/1/39	600	683,094

Georgia State Road and Tollway Authority, 5.00%, 6/1/29	835	1,047,641

		$2,860,585

Water and Sewer — 8.4%

Atlanta, Water and Wastewater Revenue, 5.00%, 11/1/29	$1,000	$1,292,490

Atlanta, Water and Wastewater Revenue, 5.25%, 11/1/30	1,000	1,147,920

Cobb County-Marietta Water Authority, 5.00%, 11/1/28	375	458,160

Columbus, Water and Sewerage Revenue, 5.00%, 5/1/36	250	301,335

Forsyth County Water and Sewerage Authority, 5.00%, 4/1/27	1,100	1,284,767

Fulton County, Water and Sewerage Revenue, 3.00%, 1/1/37	1,000	1,121,020

Fulton County, Water and Sewerage Revenue, 5.00%, 1/1/33	1,500	1,640,220

Unified Government of Athens-Clarke County, Water and Sewerage Revenue, 5.00%, 1/1/29	1,000	1,178,770

		$8,424,682

Total Tax-Exempt Investments — 96.3% (identified cost $90,546,519)		$97,097,730

Other Assets, Less Liabilities — 3.7%		$3,782,904

Net Assets — 100.0%		$100,880,634

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At August 31, 2020, 14.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 7.3% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at August 31, 2020.

(2)	When-issued security.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2020, the aggregate value of these securities is $523,605 or 0.5% of the Fund’s net assets.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

NPFG	–	National Public Finance Guarantee Corp.

SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

25	See Notes to Financial Statements.

Eaton Vance

Maryland Municipal Income Fund

August 31, 2020

Portfolio of Investments

Tax-Exempt Municipal Securities — 91.6%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.7%

Maryland Community Development Administration, (Local Government Infrastructure), 4.00%, 6/1/40	$1,000	$1,181,730

		$1,181,730

Education — 9.6%

Maryland Health and Higher Educational Facilities Authority, (Goucher College), 5.00%, 7/1/34	$1,000	$1,048,050

Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), Prerefunded to 7/1/22, 5.00%, 7/1/37	900	979,245

Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland), 5.00%, 10/1/49	1,000	1,183,960

Maryland Industrial Development Financing Authority, (Garrison Forest School, Inc.), 4.00%, 11/1/42	1,000	1,122,560

Maryland Industrial Development Financing Authority, (McDonogh School), 4.00%, 9/1/43	1,100	1,266,474

University System of Maryland, 4.00%, 4/1/34	1,000	1,153,820

		$6,754,109

Escrowed / Prerefunded — 6.2%

Baltimore, Prerefunded to 10/15/22, 5.00%, 10/15/27	$150	$165,221

Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), Prerefunded to 1/1/21, 6.125%, 1/1/30	470	479,179

Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), Prerefunded to 7/1/22, 5.00%, 7/1/33	1,000	1,087,080

Montgomery County, Prerefunded to 11/1/24, 5.00%, 11/1/29	1,000	1,196,170

University of Maryland, Auxiliary Facility and Tuition Revenue, Prerefunded to 4/1/21, 5.00%, 4/1/28	1,425	1,464,330

		$4,391,980

General Obligations — 20.8%

Anne Arundel County, 5.00%, 10/1/36	$1,000	$1,258,160

Anne Arundel County, 5.00%, 10/1/44	1,000	1,295,880

Baltimore, 4.00%, 10/15/25	1,350	1,453,680

Baltimore County, 4.00%, 3/1/40	1,000	1,191,280

Baltimore County, 5.00%, 11/1/31	1,000	1,356,600

Caroline County, 3.00%, 1/15/37	1,335	1,464,348

Frederick County, 5.00%, 8/1/24	1,000	1,186,530

Frederick County, 5.00%, 8/1/31	675	961,349

Howard County, 4.00%, 8/15/36	1,000	1,239,570

Maryland, Prerefunded to 8/1/22, 5.00%, 8/1/24	1,000	1,091,850

Montgomery County, (SPA: U.S. Bank, N.A.), 0.01%, 11/1/37(1)	920	920,000

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Worcester County, 4.00%, 8/1/33	$1,000	$1,233,510

		$14,652,757

Hospital — 10.4%

Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health System), 5.00%, 7/1/32	$1,000	$1,203,680

Maryland Health and Higher Educational Facilities Authority, (Frederick Health System), 3.25%, 7/1/39	150	150,613

Maryland Health and Higher Educational Facilities Authority, (Mercy Medical Center), 5.00%, 7/1/31	1,000	1,054,160

Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Health System), 4.00%, 7/1/48	500	557,685

Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/45	1,000	1,100,490

Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/29	1,000	1,173,520

Maryland Health and Higher Educational Facilities Authority, (UPMC), 4.00%, 4/15/45	500	566,390

Maryland Health and Higher Educational Facilities Authority, (UPMC), 5.00%, 4/15/32	275	354,500

Montgomery County, (Trinity Health Corp.), 5.00%, 12/1/45	1,000	1,173,670

		$7,334,708

Housing — 7.0%

Howard County Housing Commission, (Woodfield Oxford Square Apartments), 5.00%, 12/1/37	$1,000	$1,183,790

Maryland Community Development Administration, 2.30%, 9/1/35	1,000	1,026,730

Maryland Community Development Administration, 4.10%, 9/1/38	335	374,483

Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/50	315	310,392

Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 5.00%, 7/1/55	1,000	1,065,300

Maryland Economic Development Corp., (Towson University), 5.00%, 7/1/37	1,000	1,006,890

		$4,967,585

Industrial Development Revenue — 0.7%

Maryland Economic Development Corp., (AFCO Cargo), (AMT), 3.50%, 7/1/24(2)	$490	$504,827

		$504,827

Insured – Electric Utilities — 0.4%

Puerto Rico Electric Power Authority, (AGM), 5.00%, 7/1/23	$135	$135,899

26	See Notes to Financial Statements.

Eaton Vance

Maryland Municipal Income Fund

August 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities (continued)

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	$145	$149,514

		$285,413

Insured – Escrowed / Prerefunded — 4.3%

Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$2,560	$3,023,386

		$3,023,386

Insured – General Obligations — 1.0%

Puerto Rico, (AGC), 5.00%, 7/1/21	$370	$372,157

Puerto Rico, (AGM), 5.125%, 7/1/30	195	196,359

Puerto Rico Public Buildings Authority, (NPFG), 6.00%, 7/1/24	125	128,250

		$696,766

Insured – Hospital — 5.7%

Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	$3,035	$4,013,089

		$4,013,089

Insured – Housing — 0.1%

Maryland Economic Development Corp., (University of Maryland, College Park), (AGM), 5.00%, 6/1/35	$75	$87,545

		$87,545

Insured – Water and Sewer — 0.4%

Baltimore, (Wastewater Projects), (NPFG), 5.00%, 7/1/22	$250	$266,277

		$266,277

Other Revenue — 3.0%

Maryland Transportation Authority, Baltimore-Washington International Airport, Parking Revenues, (AMT), 5.00%, 3/1/23	$2,000	$2,115,320

		$2,115,320

Senior Living / Life Care — 8.1%

Baltimore County, (Oak Crest Village, Inc.), 4.00%, 1/1/45	$1,000	$1,074,920

Baltimore County, (Riderwood Village, Inc.), 4.00%, 1/1/39	1,000	1,106,060

Baltimore County, (Riderwood Village, Inc.), 4.00%, 1/1/40	95	104,839

Howard County, (Vantage House), 5.00%, 4/1/26	1,285	1,324,976

Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	500	540,170

Rockville, (Ingleside at King Farm), 5.00%, 11/1/37	1,000	1,010,730

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Washington County, (Diakon Lutheran Social Ministries), 5.00%, 1/1/32	$500	$572,975

		$5,734,670

Special Tax Revenue — 1.3%

Baltimore, (Harbor Point), 3.625%, 6/1/46(2)	$1,000	$910,730

		$910,730

Transportation — 9.1%

Maryland Economic Development Corp., (Purple Line Light Rail), (AMT), 5.00%, 3/31/51	$1,000	$964,090

Maryland Economic Development Corp., (Seagirt Marine Terminal), (AMT), 5.00%, 6/1/49	350	378,938

Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/32	500	571,345

Maryland Economic Development Corp., Parking Facilities Revenue, 5.00%, 6/1/58	1,000	1,052,380

Maryland Transportation Authority, 4.00%, 7/1/27	1,000	1,060,920

Maryland Transportation Authority, (AMT), 4.00%, 6/1/35	1,000	1,119,470

Washington Metropolitan Area Transit Authority, 5.00%, 7/1/31	1,000	1,255,810

		$6,402,953

Water and Sewer — 1.8%

Washington Suburban Sanitary District, 5.00%, 6/15/30	$1,000	$1,279,370

		$1,279,370

Total Tax-Exempt Municipal Securities — 91.6% (identified cost $61,211,722)		$64,603,215

Taxable Municipal Securities — 2.2%
Security	Principal Amount (000’s omitted)	Value

Hospital — 1.5%

Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 3.052%, 7/1/40	$1,000	$1,045,220

		$1,045,220

27	See Notes to Financial Statements.

Eaton Vance

Maryland Municipal Income Fund

August 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation — 0.7%

Prince George’s County Revenue Authority, (Regional Medical Center Garage), 2.553%, 8/1/26	$275	$280,671

Prince George’s County Revenue Authority, (Regional Medical Center Garage), 2.593%, 8/1/27	260	266,947

		$547,618

Total Taxable Municipal Securities — 2.2% (identified cost $1,535,000)		$1,592,838

Total Investments — 93.8% (identified cost $62,746,722)		$66,196,053

Other Assets, Less Liabilities — 6.2%		$4,349,320

Net Assets — 100.0%		$70,545,373

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At August 31, 2020, 12.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 10.6% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at August 31, 2020.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2020, the aggregate value of these securities is $1,415,557 or 2.0% of the Fund’s net assets.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	–	National Public Finance Guarantee Corp.

SPA	–	Standby Bond Purchase Agreement

28	See Notes to Financial Statements.

Eaton Vance

Missouri Municipal Income Fund

August 31, 2020

Portfolio of Investments

Tax-Exempt Municipal Securities — 101.4%
Security	Principal Amount (000’s omitted)	Value

Education — 6.7%

Missouri Health and Educational Facilities Authority, (Saint Louis University), 5.00%, 10/1/36	$1,000	$1,228,590

Missouri Health and Educational Facilities Authority, (University of Central Missouri), 5.00%, 10/1/34	1,000	1,119,950

Missouri Health and Educational Facilities Authority, (Washington University), (SPA: U.S. Bank, N.A.), 0.02%, 3/1/40(1)	500	500,000

University of Missouri, 5.00%, 11/1/25	1,000	1,192,280

University of Missouri, 5.00%, 11/1/30	1,000	1,384,630

		$5,425,450

Electric Utilities — 2.8%

Missouri Joint Municipal Electric Utility Commission, (Iatan 2 Project), 5.00%, 1/1/34	$1,000	$1,124,580

Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 5.00%, 12/1/31	1,000	1,177,910

		$2,302,490

Escrowed / Prerefunded — 2.5%

Metropolitan St. Louis Sewer District, Prerefunded to 5/1/22, 5.00%, 5/1/30	$1,000	$1,080,040

Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue, (Revolving Funds Program), Prerefunded to 1/1/21, 5.00%, 7/1/30	970	985,404

		$2,065,444

General Obligations — 31.8%

Cape Girardeau County Reorganized School District R-II, 5.00%, 3/1/38	$750	$944,662

Center School District No. 58, 4.00%, 3/1/38	1,000	1,150,980

Columbia School District, 5.00%, 3/1/31	1,000	1,023,330

Excelsior Springs School District No. 40, 5.00%, 3/1/39	820	1,070,797

Fenton Fire Protection District, 4.00%, 3/1/37	400	458,860

Fenton Fire Protection District, 4.00%, 3/1/38	500	572,165

Fort Zumwalt School District, 5.00%, 3/1/36	1,000	1,231,530

Francis Howell R-III School District, 4.00%, 3/1/30	1,500	1,838,655

Francis Howell R-III School District, 4.00%, 3/1/31(2)	750	905,745

Greene County Reorganized School District No. 2, 5.00%, 3/1/38	875	1,075,567

Hazelwood School District, 5.00%, 3/1/27	1,000	1,265,570

Independence School District, 5.50%, 3/1/34	1,000	1,275,860

Jackson County Reorganized School District No. 7, 4.00%, 3/1/37(2)	1,500	1,803,225

Jefferson City School District, 5.00%, 3/1/36	1,000	1,198,890

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Jefferson City School District, 5.00%, 3/1/38	$500	$611,125

Joplin Schools, 5.00%, 3/1/30	1,000	1,274,740

Kansas City, 3.125%, 2/1/39	1,000	1,082,540

Kansas City, 5.00%, 2/1/32	450	572,954

Lake Ozark Osage School, (School Building), 5.00%, 3/1/34	1,000	1,134,160

Maplewood Richmond Heights School District, 3.00%, 3/1/34(2)	250	275,080

Maplewood Richmond Heights School District, 3.00%, 3/1/35(2)	250	274,143

Maplewood Richmond Heights School District, 4.00%, 3/1/31(2)	100	117,552

Raytown C-2 School District, 5.00%, 3/1/39	1,000	1,284,870

Springfield School District No. R-12, 5.00%, 3/1/33	1,000	1,113,660

University City School District, 0.00%, 2/15/32	1,000	832,280

University City School District, 0.00%, 2/15/33	1,000	805,530

Wentzville R-IV School District, 0.00%, 3/1/27	805	714,276

		$25,908,746

Hospital — 14.0%

Cape Girardeau County Industrial Development Authority, (St. Francis Medical Center), 5.00%, 6/1/37	$1,000	$1,052,700

Cape Girardeau County Industrial Development Authority, (St. Francis Medical Center), 5.00%, 6/1/39	1,000	1,162,220

Missouri Health and Educational Facilities Authority, (BJC Health System), 4.15%, 1/1/32	1,000	1,088,920

Missouri Health and Educational Facilities Authority, (BJC Health System), 5.00%, 1/1/30	1,000	1,123,450

Missouri Health and Educational Facilities Authority, (Children’s Mercy Hospital), 4.00%, 5/15/42	1,000	1,097,560

Missouri Health and Educational Facilities Authority, (CoxHealth), 4.00%, 11/15/39	1,250	1,420,438

Missouri Health and Educational Facilities Authority, (Heartland Regional Medical Center), 5.00%, 2/15/37	1,000	1,045,320

Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 11/15/47	1,000	1,186,870

Missouri Health and Educational Facilities Authority, (Saint Luke’s Health System), 4.00%, 11/15/33	1,480	1,660,826

Missouri Health and Educational Facilities Authority, (Saint Luke’s Health System), 4.00%, 11/15/42	500	551,200

		$11,389,504

Housing — 4.9%

Missouri Housing Development Commission, SFMR, (FHLMC), (FNMA), (GNMA), 2.35%, 11/1/35	$940	$974,667

Missouri Housing Development Commission, SFMR, (FHLMC), (FNMA), (GNMA), 3.00%, 11/1/39	960	1,023,523

Missouri Housing Development Commission, SFMR, (FHLMC), (FNMA), (GNMA), 3.00%, 11/1/44	990	1,037,491

29	See Notes to Financial Statements.

Eaton Vance

Missouri Municipal Income Fund

August 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Housing (continued)

Missouri Housing Development Commission, SFMR, (FHLMC), (FNMA), (GNMA), 3.75%, 11/1/43	$895	$973,751

		$4,009,432

Industrial Development Revenue — 2.5%

Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), (AMT), 5.20%, 3/15/29	$1,540	$2,023,853

		$2,023,853

Insured – Education — 0.3%

Missouri Southern State University, (AGM), 4.00%, 10/1/37	$85	$94,777

Missouri Southern State University, (AGM), 4.00%, 10/1/38	70	77,808

Missouri Southern State University, (AGM), 4.00%, 10/1/39	55	60,956

		$233,541

Insured – Electric Utilities — 1.6%

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$950	$978,623

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	280	287,199

		$1,265,822

Insured – Escrowed / Prerefunded — 4.1%

Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), Escrowed to Maturity, 0.00%, 9/1/20	$3,340	$3,340,000

		$3,340,000

Insured – General Obligations — 1.9%

Francis Howell R-III School District, (NPFG), 5.25%, 3/1/21	$1,000	$1,025,390

Riverview Fire Protection District, (BAM), 3.00%, 3/1/36	515	558,811

		$1,584,201

Insured – Hospital — 2.8%

Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), 0.00%, 9/1/20	$2,250	$2,250,000

		$2,250,000

Insured – Lease Revenue / Certificates of Participation — 7.3%

Jackson County, Leasehold Revenue, (Truman Sports Complex), (AMBAC), 0.00%, 12/1/20	$1,000	$997,830

Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/26	2,170	2,037,413

Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/30	2,105	1,791,671

Security	Principal Amount (000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation (continued)

Sedalia, Certificates of Participation, (BAM), 4.00%, 9/15/37	$500	$563,940

St. Louis Municipal Library District, (BAM), 4.00%, 3/15/34	300	357,540

St. Louis Municipal Library District, (BAM), 4.00%, 3/15/35	200	236,470

		$5,984,864

Insured – Special Tax Revenue — 3.9%

Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (AGM), 5.25%, 7/1/28	$2,355	$3,157,843

		$3,157,843

Insured – Transportation — 2.9%

Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$960	$1,035,110

Saint Louis Airport, (Lambert International Airport), (NPFG), 5.50%, 7/1/30	1,000	1,340,420

		$2,375,530

Lease Revenue / Certificates of Participation — 3.0%

St. Charles, Certificates of Participation, 4.00%, 2/1/34	$1,000	$1,210,300

Washington, Certificates of Participation, 5.00%, 3/1/28	940	1,210,701

		$2,421,001

Other Revenue — 1.5%

Missouri Development Finance Board, (Nelson Gallery Foundation), (SPA: U.S. Bank, N.A.), 0.03%, 12/1/37(1)	$1,200	$1,200,000

		$1,200,000

Senior Living / Life Care — 3.6%

Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	$500	$521,245

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/35	1,000	1,088,280

Saint Louis County Industrial Development Authority, (Friendship Village of St. Louis), 5.00%, 9/1/37	500	536,245

Saint Louis County Industrial Development Authority, (Friendship Village of St. Louis), 5.00%, 9/1/38	250	269,035

Saint Louis County Industrial Development Authority, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/35	500	492,625

		$2,907,430

Water and Sewer — 3.3%

Kansas City, Water Revenue, 4.00%, 12/1/40	$500	$621,315

Kansas City, Water Revenue, 4.00%, 12/1/41	550	681,032

30	See Notes to Financial Statements.

Eaton Vance

Missouri Municipal Income Fund

August 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)

Metropolitan St. Louis Sewer District, 5.00%, 5/1/27	$1,000	$1,078,850

Metropolitan St. Louis Sewer District, 5.00%, 5/1/36	250	311,845

		$2,693,042

Total Tax-Exempt Municipal Securities — 101.4% (identified cost $76,354,322)		$82,538,193

Taxable Municipal Securities — 0.0%(3)
Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 0.0%(3)

St. Louis Land Clearance for Redevelopment Authority, (Kiel Opera House Renovation), 5.00%, 10/1/35	$30	$26,500

Total Taxable Municipal Securities — 0.0%(3) (identified cost $29,927)		$26,500

Total Investments — 101.4% (identified cost $76,384,249)		$82,564,693

Other Assets, Less Liabilities — (1.4)%		$(1,167,682)

Net Assets — 100.0%		$81,397,011

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At August 31, 2020, 24.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.3% to 11.2% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at August 31, 2020.

(2)	When-issued security.

(3)	Amount is less than 0.05%.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

FHLMC	–	Federal Home Loan Mortgage Corp.

FNMA	–	Federal National Mortgage Association

GNMA	–	Government National Mortgage Association

NPFG	–	National Public Finance Guarantee Corp.

SFMR	–	Single Family Mortgage Revenue

SPA	–	Standby Bond Purchase Agreement

31	See Notes to Financial Statements.

Eaton Vance

North Carolina Municipal Income Fund

August 31, 2020

Portfolio of Investments

Tax-Exempt Municipal Securities — 95.2%
Security	Principal Amount (000’s omitted)	Value

Education — 9.8%

North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/25	$365	$391,087

North Carolina Capital Facilities Finance Agency, (Duke University), 4.00%, 10/1/39	1,300	1,484,925

North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/44	2,000	2,452,060

North Carolina State University at Raleigh, Prerefunded to 10/1/23, 5.00%, 10/1/42	1,140	1,305,311

University of North Carolina at Chapel Hill, 0.504%, (67% of 1 mo. USD LIBOR + 0.40%), 11/9/22 (Put Date), 12/1/41(1)	750	750,240

University of North Carolina at Charlotte, 4.00%, 10/1/34	770	894,725

University of North Carolina at Charlotte, 4.00%, 10/1/45	250	290,393

University of North Carolina at Charlotte, Prerefunded to 4/1/22, 5.00%, 4/1/32	1,250	1,344,012

University of North Carolina at Greensboro, 4.00%, 4/1/35	1,000	1,160,410

University of North Carolina at Greensboro, 5.00%, 4/1/26	660	759,429

University of North Carolina at Wilmington, 4.00%, 10/1/36	1,500	1,790,880

Western Carolina University, 5.00%, 10/1/36	1,000	1,248,470

		$13,871,942

Escrowed / Prerefunded — 6.0%

Durham Capital Financing Corp., Prerefunded to 6/1/22, 5.00%, 6/1/32	$1,700	$1,842,868

Durham Capital Financing Corp., Prerefunded to 6/1/23, 5.00%, 6/1/38	1,000	1,131,140

North Carolina Medical Care Commission, (Duke University Health System), Prerefunded to 6/1/22, 5.00%, 6/1/42	1,250	1,355,050

North Carolina Municipal Power Agency No. 1, (Catawba), Prerefunded to 1/1/22, 5.00%, 1/1/31	885	941,047

North Carolina, Capital Improvement Limited Obligation Bonds, Prerefunded to 5/1/21, 5.00%, 5/1/30	1,000	1,031,900

University of North Carolina at Greensboro, Prerefunded to 4/1/22, 5.00%, 4/1/31	1,020	1,097,561

Watauga Public Facilities Corp., Prerefunded to 6/1/22, 5.00%, 6/1/27	1,000	1,083,120

		$8,482,686

General Obligations — 11.0%

Brunswick County, 4.00%, 8/1/31	$1,000	$1,287,010

Durham County, 4.00%, 6/1/33	1,785	2,221,504

Forsyth County, 4.00%, 3/1/28	735	896,472

Forsyth County, 5.00%, 3/1/31	1,000	1,341,910

Gainesville School District, GA, 4.00%, 11/1/33(2)	500	624,580

Greensboro, Series 2014, 5.00%, 2/1/27	650	754,728

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Guilford County, 5.00%, 2/1/21	$2,000	$2,040,380

Pender County, 5.00%, 3/1/27	1,015	1,255,677

Randolph County, Limited Obligation Bonds, 4.00%, 10/1/38	1,000	1,190,720

Randolph County, Limited Obligation Bonds, 4.00%, 10/1/39	500	593,600

Wilmington, Limited Obligation Bonds, 4.00%, 6/1/35	150	184,460

Wilmington, Limited Obligation Bonds, 4.00%, 6/1/37	690	838,419

Winston-Salem, 4.00%, 6/1/29	1,925	2,280,239

		$15,509,699

Hospital — 10.9%

New Hanover County, (New Hanover Regional Medical Center), 5.00%, 10/1/30	$250	$308,718

New Hanover County, (New Hanover Regional Medical Center), 5.00%, 10/1/36	1,000	1,205,370

North Carolina Medical Care Commission, (Cape Fear Valley Health System), 5.00%, 10/1/32	2,000	2,125,120

North Carolina Medical Care Commission, (Novant Health Obligated Group), 4.00%, 11/1/49	2,000	2,268,400

North Carolina Medical Care Commission, (Novant Health Obligated Group), 4.75%, 11/1/43	1,000	1,004,480

North Carolina Medical Care Commission, (Rex Healthcare, Inc.), 4.00%, 7/1/39	1,000	1,146,450

North Carolina Medical Care Commission, (Rex Healthcare, Inc.), 5.00%, 7/1/32	1,000	1,150,120

North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.00%, 6/1/32	1,645	1,727,595

North Carolina Medical Care Commission, (Vidant Health), 5.00%, 6/1/31	2,000	2,320,040

North Carolina Medical Care Commission, (WakeMed), 5.00%, 10/1/31	2,000	2,141,000

		$15,397,293

Industrial Development Revenue — 0.4%

Columbus County Industrial Facilities & Pollution Control Financing Authority, (International Paper Co.), (AMT), 2.10% to 10/1/24 (Put Date), 3/1/27	$500	$524,190

		$524,190

Insured – Education — 0.0%(3)

University of North Carolina, (AGC), 5.00%, 10/1/33	$35	$35,119

		$35,119

Insured – Electric Utilities — 1.7%

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,740	$1,784,735

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	600	614,400

		$2,399,135

32	See Notes to Financial Statements.

Eaton Vance

North Carolina Municipal Income Fund

August 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 0.4%

Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	$550	$598,966

		$598,966

Insured – Transportation — 3.9%

North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	$6,500	$4,439,630

Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	1,040	1,121,370

		$5,561,000

Lease Revenue / Certificates of Participation — 18.0%

Buncombe County, 5.00%, 6/1/29	$750	$877,365

Buncombe County, 5.00%, 6/1/31	1,000	1,164,130

Buncombe County, Limited Obligation Bonds, 4.00%, 6/1/34	100	123,514

Buncombe County, Limited Obligation Bonds, 4.00%, 6/1/35	150	184,460

Buncombe County, Limited Obligation Bonds, 4.00%, 6/1/36	150	182,979

Buncombe County, Limited Obligation Bonds, 5.00%, 6/1/31	100	137,114

Cabarrus County, Limited Obligation Bonds, 5.00%, 6/1/28	1,600	2,047,904

Cabarrus County, Limited Obligation Bonds, 5.00%, 4/1/29	1,000	1,224,920

Cabarrus County, Limited Obligation Bonds, 5.00%, 4/1/30	1,000	1,219,690

Charlotte, 4.00%, 6/1/39	1,000	1,170,450

Charlotte, (Convention Facility), 4.00%, 6/1/39	875	1,024,144

Davidson County, Limited Obligation Bonds, 5.00%, 6/1/31	2,010	2,446,009

Durham Capital Financing Corp., 5.00%, 10/1/31	1,170	1,539,533

Johnston County Finance Corp., 4.00%, 4/1/35	400	484,056

Johnston County Finance Corp., 4.00%, 4/1/36	1,015	1,224,547

North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/31	1,000	1,035,540

North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/36	1,750	1,808,625

North Carolina, Limited Obligation Bonds, 4.00%, 5/1/33	1,000	1,219,740

North Carolina, Limited Obligation Bonds, 5.00%, 5/1/29	1,000	1,275,010

Orange County Public Facilities Co., 4.00%, 10/1/31	400	477,812

Raleigh, Limited Obligation Bonds, 4.00%, 6/1/34	500	617,570

Scotland County, Limited Obligation Bonds, 5.00%, 12/1/29	500	624,435

Scotland County, Limited Obligation Bonds, 5.00%, 12/1/31	55	67,962

Scotland County, Limited Obligation Bonds, 5.00%, 12/1/33	250	305,997

Wake County, Limited Obligation Bonds, 5.00%, 9/1/35	1,000	1,319,470

Wayne County, Limited Obligation Bonds, 5.00%, 6/1/28	500	637,700

Winston-Salem, 5.00%, 6/1/27	750	882,270

		$25,322,946

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 1.7%

Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/24	$1,000	$1,152,620

Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/25	1,035	1,237,208

		$2,389,828

Senior Living / Life Care — 5.6%

North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/31	$2,000	$2,319,840

North Carolina Medical Care Commission, (Galloway Ridge), 5.00%, 1/1/30	1,310	1,432,511

North Carolina Medical Care Commission, (Pennybyrn at Maryfield), 5.00%, 10/1/40(2)	600	659,178

North Carolina Medical Care Commission, (The Pines at Davidson), 5.00%, 1/1/38	1,000	1,080,030

North Carolina Medical Care Commission, (Twin Lakes Community), 5.00%, 1/1/44	595	639,822

North Carolina Medical Care Commission, (United Church Homes and Services), 5.00%, 9/1/46	1,000	1,005,660

North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/30	635	685,730

		$7,822,771

Solid Waste — 0.7%

Mecklenburg County, Special Obligation, 5.00%, 1/1/26	$1,000	$1,015,720

		$1,015,720

Transportation — 14.7%

Charlotte Airport, 5.50%, 7/1/34	$535	$536,910

Charlotte Airport, (AMT), 5.00%, 7/1/36	1,500	1,543,770

Charlotte Airport, (AMT), 5.375%, 7/1/28	1,000	1,003,660

Charlotte, (Charlotte Douglas International Airport), (AMT), 4.00%, 7/1/36	630	721,394

Charlotte, (Charlotte Douglas International Airport), (AMT), 4.00%, 7/1/37	1,000	1,141,090

Charlotte, (Charlotte Douglas International Airport), (AMT), 5.00%, 7/1/42	550	650,073

North Carolina Turnpike Authority, (Triangle Expressway System), 4.00%, 1/1/33	2,000	2,370,980

North Carolina Turnpike Authority, (Triangle Expressway System), 5.00%, 1/1/40	2,500	2,994,525

North Carolina Turnpike Authority, (Triangle Expressway System), 5.00%, 1/1/43	500	604,385

33	See Notes to Financial Statements.

Eaton Vance

North Carolina Municipal Income Fund

August 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

North Carolina, Grant Anticipation Revenue Vehicle Bonds, 5.00%, 3/1/34	$4,000	$5,179,360

Raleigh-Durham Airport Authority, (AMT), Series 2017A, 5.00%, 5/1/36	2,000	2,381,480

Raleigh-Durham Airport Authority, (AMT), Series 2020A, 5.00%, 5/1/36	1,280	1,621,683

		$20,749,310

Water and Sewer — 10.4%

Brunswick County, (Water and Wastewater Systems), 5.00%, 4/1/30	$750	$885,878

Brunswick County, Enterprise Systems Revenue, 4.00%, 4/1/34	700	851,200

Buncombe County Metropolitan Sewerage District, 5.00%, 7/1/26	305	360,589

Buncombe County Metropolitan Sewerage District, 5.00%, 7/1/28	540	635,472

Cape Fear Public Utility Authority, Water and Sewer System Revenue, 5.00%, 8/1/29	1,375	1,708,781

Cary, Combined Enterprise System Revenue, 5.00%, 12/1/30	675	873,929

Charlotte, Water and Sewer System Revenue, 5.00%, 7/1/38	1,750	1,755,670

Greensboro, Combined Enterprise System Revenue, 4.00%, 6/1/45	1,000	1,201,300

Greensboro, Combined Enterprise System Revenue, Green Bonds, 4.00%, 6/1/30	1,065	1,287,361

High Point, Combined Enterprise System Revenue, 4.00%, 11/1/34	1,000	1,244,410

Lincoln County, Enterprise System Revenue, 3.00%, 8/1/32	255	294,851

Lincoln County, Enterprise System Revenue, 3.00%, 8/1/33	235	269,070

Lincoln County, Enterprise System Revenue, 3.00%, 8/1/34	175	198,657

Lincoln County, Enterprise System Revenue, 3.00%, 8/1/35	250	281,425

Lincoln County, Enterprise System Revenue, 3.00%, 8/1/38	200	221,020

Lincoln County, Enterprise System Revenue, 3.00%, 8/1/39	240	264,115

Lincoln County, Enterprise System Revenue, 3.00%, 8/1/40	160	175,530

Union County, Enterprise Systems Revenue, 5.00%, 6/1/30	835	1,121,230

Union County, Enterprise Systems Revenue, 5.00%, 6/1/32	725	961,067

		$14,591,555

Total Tax-Exempt Municipal Securities — 95.2% (identified cost $124,727,151)		$134,272,160

Corporate Bonds & Notes — 0.4%
Security	Principal Amount (000’s omitted)	Value

Hospital — 0.4%

Harnett Health System, Inc., 4.25% to 10/1/20 (Put Date), 4/1/32	$540	$529,308

Total Corporate Bonds & Notes — 0.4% (identified cost $540,000)		$529,308

Total Investments — 95.6% (identified cost $125,267,151)		$134,801,468

Other Assets, Less Liabilities — 4.4%		$6,200,012

Net Assets — 100.0%		$141,001,480

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At August 31, 2020, 6.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 4.2% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at August 31, 2020.

(2)	When-issued security.

(3)	Amount is less than 0.05%.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

LIBOR	–	London Interbank Offered Rate

NPFG	–	National Public Finance Guarantee Corp.

Currency Abbreviations:

USD	–	United States Dollar

34	See Notes to Financial Statements.

Eaton Vance

Oregon Municipal Income Fund

August 31, 2020

Portfolio of Investments

Tax-Exempt Investments — 95.9%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.3%

Oregon, Bond Bank Revenue, 5.00%, 1/1/32	$955	$1,165,195

Oregon, Bond Bank Revenue, 5.00%, 1/1/33	610	742,834

		$1,908,029

Education — 2.5%

Forest Grove, (Pacific University), 5.00%, 5/1/30	$500	$547,625

Forest Grove, (Pacific University), 5.25%, 5/1/34	1,000	1,034,290

Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/27	500	576,585

Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/29	500	570,915

Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/45	1,000	1,103,370

		$3,832,785

Electric Utilities — 5.0%

Confederated Tribes of Warm Springs Reservation, (Pelton-Round Butte Hydroelectric Project), Green Bonds, 5.00%, 11/1/32(1)	$500	$620,865

Confederated Tribes of Warm Springs Reservation, (Pelton-Round Butte Hydroelectric Project), Green Bonds, 5.00%, 11/1/34(1)	500	612,155

Confederated Tribes of Warm Springs Reservation, (Pelton-Round Butte Hydroelectric Project), Green Bonds, 5.00%, 11/1/36(1)	500	605,430

Confederated Tribes of Warm Springs Reservation, (Pelton-Round Butte Hydroelectric Project), Green Bonds, 5.00%, 11/1/39(1)	1,300	1,560,338

Eugene, Electric Utility System Revenue, 4.00%, 8/1/45	1,500	1,786,650

Eugene, Electric Utility System Revenue, 5.00%, 8/1/47	2,000	2,431,880

		$7,617,318

Escrowed / Prerefunded — 3.6%

Oregon Facilities Authority, (Lewis & Clark College), Prerefunded to 10/1/21, 5.625%, 10/1/36	$2,000	$2,116,600

Pendleton School District No. 16R, Umatilla County, Prerefunded to 6/15/24, 5.00%, 6/15/28	1,000	1,179,290

Tri-County Metropolitan Transportation District, Prerefunded to 9/1/22, 5.00%, 9/1/30	2,000	2,191,680

		$5,487,570

Security	Principal Amount (000’s omitted)	Value

General Obligations — 51.8%

Astoria School District No. 1C, Clatsop County, 5.00%, 6/15/37	$1,380	$1,786,865

Canby School District No. 86, 4.00%, 6/15/38	900	1,102,194

Canby School District No. 86, 4.00%, 6/15/39	850	1,036,745

Canby School District No. 86, 4.00%, 6/15/40	800	972,824

Central School District No. 13J, Polk, Marion and Benton Counties, 0.00%, 6/15/38	750	510,878

Chemeketa Community College District, 5.00%, 6/15/25	1,000	1,173,990

Coos Bay School District No. 9, 5.00%, 6/15/39	850	1,112,676

Coos Bay School District No. 9, 5.00%, 6/15/40	750	978,893

Coos Bay School District No. 9, 5.00%, 6/15/41	1,640	2,133,230

Coos Bay School District No. 9, 5.00%, 6/15/43	750	968,820

Corvallis School District No. 509J, Benton and Linn Counties, 5.00%, 6/15/27	1,280	1,649,728

David Douglas School District No. 40, Multnomah County, 0.00%, 6/15/24	1,640	1,607,577

Eugene School District No. 4J, Lane and Linn Counties, 4.00%, 6/15/35	1,500	1,826,205

Fern Ridge School District 28J, Lane and Douglas Counties, 5.00%, 6/15/25	525	640,022

Forest Grove School District No. 15, Washington County, 0.00%, 6/15/26	1,975	1,871,016

Gresham-Barlow School District No. 10Jt, Multnomah and Clackamas Counties, 0.00%, 6/15/31	200	163,112

Gresham-Barlow School District No. 10Jt, Multnomah and Clackamas Counties, 0.00%, 6/15/32	400	312,344

Gresham-Barlow School District No. 10Jt, Multnomah and Clackamas Counties, 0.00%, 6/15/33	500	373,175

Hermiston School District No. 8R, Umatilla County, 0.00%, 6/15/43	3,160	1,641,494

Hillsboro School District No. 1J, Washington, Multnomah and Yamhill Counties, 4.00%, 6/15/36	1,250	1,537,000

Hillsboro School District No. 1J, Washington, Multnomah and Yamhill Counties, 5.00%, 6/15/32	2,000	2,524,860

Hillsboro School District No. 1J, Washington, Multnomah and Yamhill Counties, 5.00%, 6/15/37	1,605	1,993,185

Jackson County School District No. 6, Central Point, 0.00%, 6/15/42	610	320,878

Jackson County School District No. 6, Central Point, 0.00%, 6/15/45	1,000	465,130

Jackson County School District No. 6, Central Point, 4.00%, 6/15/38	1,385	1,655,117

Klamath County School District, 5.00%, 6/15/29	1,155	1,299,052

Lake Oswego, 4.00%, 12/1/31	1,000	1,198,450

Lake Oswego, 5.00%, 6/1/33	2,450	2,737,850

Lane Community College, 4.00%, 6/15/38	2,535	3,091,635

Lane Community College, 4.00%, 6/15/39	1,400	1,701,924

Lane Community College, 4.00%, 6/15/40	1,265	1,534,445

35	See Notes to Financial Statements.

Eaton Vance

Oregon Municipal Income Fund

August 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Medford, 5.00%, 7/15/32	$545	$613,283

Metro, 4.00%, 6/1/31	1,365	1,664,399

North Clackamas School District No. 12, Clackamas County, 5.00%, 6/15/28	2,500	2,933,950

North Clackamas School District No. 12, Clackamas County, 5.00%, 6/15/35	1,000	1,276,110

North Clackamas School District No. 12, Clackamas County, 5.00%, 6/15/39	1,910	2,407,612

North Clackamas School District No. 12, Clackamas County, 5.00%, 6/15/42	1,500	1,876,605

Oregon City School District No. 62, Clackamas County, 5.00%, 6/15/38	2,000	2,544,480

Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	760	762,751

Pendleton School District No. 16R, Umatilla County, 5.00%, 6/15/24	1,220	1,435,806

Philomath School District No. 17J, Benton and Polk Counties, 0.00%, 6/15/28	1,000	916,480

Philomath School District No. 17J, Benton and Polk Counties, 0.00%, 6/15/30	700	611,429

Portland Community College District, 5.00%, 6/15/32	795	974,988

Portland Housing Authority, (Pearl Court LP), (AMT), 4.625%, 1/1/27	1,280	1,287,027

Portland Housing Authority, (Yards Union Station Project), (AMT), 4.75%, 5/1/22	195	195,614

Portland Housing Authority, (Yards Union Station Project), (AMT), 4.85%, 5/1/29	2,740	2,746,740

Redmond, 5.00%, 6/1/28	605	705,279

Redmond School District No. 2J, Deschutes and Jefferson Counties, 0.00%, 6/15/25	460	445,156

Redmond School District No. 2J, Deschutes and Jefferson Counties, 0.00%, 6/15/27	3,175	2,966,593

Riverdale School District No. 51J, Multnomah and Clackamas Counties, 0.00%, 6/15/29	1,000	888,500

Riverdale School District No. 51J, Multnomah and Clackamas Counties, 0.00%, 6/15/30	1,215	1,049,991

Salem-Keizer School District No. 24J, 0.00%, 6/15/29	1,050	937,829

Salem-Keizer School District No. 24J, 5.00%, (0.00% until 6/15/21), 6/15/35	1,025	1,313,240

Tigard-Tualatin School District No. 23J, Washington and Clackamas Counties, 5.00%, 6/15/40	2,500	3,228,300

Warrenton-Hammond School District No. 30, Clatsop County, 5.00%, 6/15/32	1,000	1,321,680

West Linn-Wilsonville School District No. 3Jt, Clackamas and Washington Counties, 0.00%, 6/15/37	1,375	930,834

Winston-Dillard School District No. 116, 0.00%, 6/15/35	230	169,101

Winston-Dillard School District No. 116, 0.00%, 6/15/36	435	308,589

Winston-Dillard School District No. 116, 0.00%, 6/15/39	605	383,830

		$78,817,510

Security	Principal Amount (000’s omitted)	Value

Hospital — 8.4%

Astoria Hospital Facilities Authority, (Columbia Memorial Hospital), 5.00%, 8/1/41	$310	$358,193

Klamath Falls Intercommunity Hospital Authority, (Sky Lakes Medical Center), 5.00%, 9/1/20	1,320	1,320,000

Klamath Falls Intercommunity Hospital Authority, (Sky Lakes Medical Center), 5.00%, 9/1/22	250	270,035

Medford Hospital Facilities Authority, (Asante Health System), 4.00%, 8/15/39	1,000	1,168,320

Medford Hospital Facilities Authority, (Asante Health System), 5.00%, 8/15/38	1,850	2,374,179

Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	1,500	1,690,365

Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/29	1,000	1,190,840

Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/30	300	381,096

Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/35	275	341,132

Salem Hospital Facility Authority, (Salem Health), 5.00%, 5/15/44	3,000	3,645,600

		$12,739,760

Housing — 2.2%

Oregon Housing and Community Services Department, (AMT), 3.45%, 1/1/33	$1,475	$1,581,097

Oregon Housing and Community Services Department, (AMT), 5.15%, 7/1/42	1,790	1,792,846

		$3,373,943

Industrial Development Revenue — 0.8%

Gilliam County, Solid Waste Revenue, (AMT), 2.40% to 5/2/22 (Put Date), 8/1/25	$1,175	$1,182,379

		$1,182,379

Insured – Electric Utilities — 2.6%

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,045	$1,076,486

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	2,760	2,830,959

		$3,907,445

Insured – General Obligations — 5.6%

Lebanon Community School District No. 9, Linn County, (NPFG), 5.50%, 6/15/30	$4,000	$5,518,880

Newport, (AGC), 0.00%, 6/1/28	1,000	910,850

Newport, (AGC), 0.00%, 6/1/29	1,225	1,088,363

West Linn-Wilsonville School District No. 3Jt, Clackamas and Washington Counties, (NPFG), 0.00%, 6/15/23	1,050	1,033,851

		$8,551,944

36	See Notes to Financial Statements.

Eaton Vance

Oregon Municipal Income Fund

August 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital — 0.7%

Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	$1,055	$1,052,637

		$1,052,637

Insured – Special Tax Revenue — 0.7%

Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	$1,015	$1,105,365

		$1,105,365

Other Revenue — 2.8%

Metro, (Oregon Convention Center Hotel), 5.00%, 6/15/29	$215	$272,413

Oregon Department of Administrative Services, Lottery Revenue, 5.00%, 4/1/25	2,000	2,331,260

Oregon Department of Administrative Services, Lottery Revenue, 5.00%, 4/1/33	1,280	1,600,397

		$4,204,070

Senior Living / Life Care — 1.2%

Clackamas County Hospital Facility Authority, (Rose Villa), 5.375%, 11/15/55	$100	$106,512

Multnomah County Hospital Facilities Authority, (Mirabella at South Waterfront), 5.00%, 10/1/24	340	353,651

Multnomah County Hospital Facilities Authority, (Terwilliger Plaza, Inc.), 5.00%, 12/1/36	750	805,628

Salem Hospital Facility Authority, (Capital Manor), 5.00%, 5/15/33	550	601,612

		$1,867,403

Special Tax Revenue — 2.3%

Beaverton, Special Tax Revenue, 4.00%, 6/1/37	$400	$482,432

Beaverton, Special Tax Revenue, 4.00%, 6/1/40	1,000	1,194,470

Tri-County Metropolitan Transportation District, Payroll Tax Revenue, 5.00%, 9/1/38	1,500	1,867,905

		$3,544,807

Transportation — 2.7%

Port of Portland, (Portland International Airport), (AMT), 5.00%, 7/1/29	$1,155	$1,387,929

Port of Portland, (Portland International Airport), (AMT), 5.00%, 7/1/34	1,000	1,174,120

Port of Portland, (Portland International Airport), (AMT), 5.00%, 7/1/35	1,300	1,600,352

		$4,162,401

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 1.7%

Clackamas River Water, 5.00%, 11/1/29	$100	$119,662

Grants Pass, Wastewater Revenue, 4.00%, 12/1/36	1,160	1,341,610

Grants Pass, Wastewater Revenue, 4.00%, 12/1/37	1,000	1,152,640

		$2,613,912

Total Tax-Exempt Investments — 95.9% (identified cost $134,857,875)		$145,969,278

Other Assets, Less Liabilities — 4.1%		$6,245,909

Net Assets — 100.0%		$152,215,187

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At August 31, 2020, 10.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.8% to 7.9% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2020, the aggregate value of these securities is $3,398,788 or 2.2% of the Fund’s net assets.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	–	National Public Finance Guarantee Corp.

37	See Notes to Financial Statements.

Eaton Vance

South Carolina Municipal Income Fund

August 31, 2020

Portfolio of Investments

Tax-Exempt Municipal Securities — 93.5%
Security	Principal Amount (000’s omitted)	Value

Education — 9.8%

Clemson University, 5.00%, 5/1/26	$2,000	$2,481,680

College of Charleston, Academic and Administrative Facilities, 5.00%, 4/1/37	2,695	2,751,353

Florence-Darlington Commission for Technical Education, 5.00%, 3/1/28	600	630,228

South Carolina Jobs-Economic Development Authority, (Furman University), 5.00%, 10/1/32	2,000	2,293,940

South Carolina Jobs-Economic Development Authority, (Furman University), 5.00%, 10/1/45	2,000	2,239,000

South Carolina Jobs-Economic Development Authority, (Wofford College), 5.00%, 4/1/32	590	708,749

South Carolina Jobs-Economic Development Authority, (Wofford College), 5.00%, 4/1/44	1,000	1,155,380

University of South Carolina, Athletic Facilities, 5.00%, 5/1/37	1,500	1,778,055

University of South Carolina, Higher Education, 5.00%, 5/1/30	600	660,654

		$14,699,039

Electric Utilities — 2.6%

Piedmont Municipal Power Agency, 5.00%, 1/1/24	$250	$285,290

Piedmont Municipal Power Agency, 5.00%, 1/1/25	1,000	1,179,780

South Carolina Public Service Authority, 5.00%, 12/1/37	2,000	2,384,560

		$3,849,630

Escrowed / Prerefunded — 8.8%

Charleston Waterworks and Sewer Revenue, Prerefunded to 1/1/21, 5.00%, 1/1/30	$1,000	$1,016,050

Charleston Waterworks and Sewer Revenue, Prerefunded to 1/1/21, 5.00%, 1/1/35	3,000	3,048,150

Georgetown County, Prerefunded to 3/1/23, 5.00%, 3/1/31	2,510	2,809,970

Georgetown County, Prerefunded to 3/1/23, 5.00%, 3/1/33	2,750	3,078,652

South Carolina Jobs-Economic Development Authority, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/28	2,500	2,756,100

South Carolina Jobs-Economic Development Authority, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/29	450	496,098

		$13,205,020

General Obligations — 23.1%

Aiken County Consolidated School District, 4.00%, 4/1/37	$1,500	$1,807,605

Aiken County Consolidated School District, 5.00%, 3/1/25	2,020	2,441,392

Anderson County School District No. 5, 5.00%, 3/1/30	2,000	2,435,080

Charleston County School District, 5.00%, 5/12/21	2,000	2,067,000

Charleston County, 4.00%, 11/1/26	1,500	1,768,245

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Charleston County, 4.00%, 11/1/31	$1,500	$1,903,440

Colleton County School District, 5.00%, 3/1/25	1,060	1,281,127

Gainesville School District, GA, 4.00%, 11/1/33(1)	700	874,412

Georgetown County School District, 4.00%, 3/1/33	1,000	1,197,260

Hilton Head Island, 4.00%, 3/1/23	605	662,747

Hilton Head Island, 4.00%, 3/1/25	565	659,315

Horry County School District, 5.00%, 3/1/24	1,500	1,747,980

Horry County School District, 5.00%, 3/1/25	1,500	1,806,960

Lancaster County School District, 4.00%, 3/1/30	1,500	1,786,410

Lexington County School District No. 1, 5.00%, 2/1/26	1,060	1,317,813

Oconee County School District, 5.00%, 3/1/25	1,000	1,208,610

Richland County School District No. 2, 4.00%, 3/1/32	2,000	2,459,580

Richland-Lexington Airport District, (AMT), Prerefunded to 3/1/23, 3.00%, 3/1/27	580	616,987

Richland-Lexington Airport District, (AMT), 4.00%, 3/1/22	195	203,970

Richland-Lexington Airport District, (AMT), 4.00%, 3/1/24	685	733,834

South Carolina, (Air Carrier Hub Terminal A), 1.00%, 4/1/25	4,275	4,277,351

Spartanburg County School District No. 7, 5.00%, 3/1/40	1,000	1,275,960

		$34,533,078

Hospital — 12.8%

Florence County, (McLeod Regional Medical Center), 5.00%, 11/1/30	$1,500	$1,724,295

Florence County, (McLeod Regional Medical Center), 5.00%, 11/1/37	1,000	1,007,910

Greenville Health System, 5.00%, 5/1/31	1,500	1,662,195

Greenwood County, (Self Regional Healthcare), 4.00%, 10/1/21	1,050	1,089,081

Greenwood County, (Self Regional Healthcare), 5.00%, 10/1/20	300	301,077

Lexington County Health Services District, Inc., (Lexington Medical Center), 4.00%, 11/1/31	1,125	1,296,259

Lexington County Health Services District, Inc., (Lexington Medical Center), 5.00%, 11/1/29	600	748,494

South Carolina Jobs-Economic Development Authority, (AnMed Health), 5.00%, 2/1/36	2,500	2,903,775

South Carolina Jobs-Economic Development Authority, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/44	1,000	1,144,350

South Carolina Jobs-Economic Development Authority, (Bon Secours Mercy Health, Inc.), 5.00%, 12/1/46	1,000	1,242,270

South Carolina Jobs-Economic Development Authority, (McLeod Health), 5.00%, 11/1/48	1,500	1,791,930

South Carolina Jobs-Economic Development Authority, (Prisma Health Obligated Group), 5.00%, 5/1/36	1,500	1,796,445

Spartanburg Regional Health Services District, Inc., 5.00%, 4/15/48	2,000	2,325,860

		$19,033,941

38	See Notes to Financial Statements.

Eaton Vance

South Carolina Municipal Income Fund

August 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue — 1.2%

Richland County, (International Paper Co.), (AMT), 3.875%, 4/1/23	$1,670	$1,799,993

		$1,799,993

Insured – Electric Utilities — 4.7%

Piedmont Municipal Power Agency, (NPFG), 0.00%, 1/1/23	$1,090	$1,073,574

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,075	1,107,390

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	1,350	1,388,920

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	2,375	2,436,061

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	950	972,800

		$6,978,745

Insured – Lease Revenue / Certificates of Participation — 2.5%

St. Peters Parish/Jasper County Public Facilities Corp., (County Office Buildings), (AGM), 5.00%, 4/1/31	$1,000	$1,022,610

Sumter Two School Facilities, Inc., (Sumter School District), (BAM), 5.00%, 12/1/23	1,000	1,136,370

Sumter Two School Facilities, Inc., (Sumter School District), (BAM), 5.00%, 12/1/24	1,280	1,504,973

		$3,663,953

Insured – Transportation — 1.0%

Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$1,360	$1,466,406

		$1,466,406

Insured – Utilities — 3.1%

Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/27	$1,000	$1,273,240

Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/32	2,000	2,763,020

Newberry, (Combined Public Utility System), (AGM), 5.00%, 4/1/30	500	588,125

		$4,624,385

Lease Revenue / Certificates of Participation — 7.2%

Allendale County School District, (Refunding & Improvement), 5.00%, 12/1/22	$1,155	$1,216,123

Allendale County School District, (Refunding & Improvement), 5.00%, 12/1/24	500	544,280

Charleston Educational Excellence Financing Corp., (Charleston County School District), 5.00%, 12/1/30(2)	3,875	4,361,622

Charleston Educational Excellence Financing Corp., (Charleston County School District), 5.00%, 12/1/30	2,000	2,251,160

Dorchester County School District No. 2, (Growth Installment Purchase), 5.00%, 12/1/27	1,000	1,148,200

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)

Securing Assets for Education, (Berkeley County School District), 5.00%, 12/1/27	$1,000	$1,148,550

		$10,669,935

Other Revenue — 1.5%

Patriots Energy Group Financing Agency, Gas Supply Revenue, 4.00% to 2/1/24 (Put Date), 10/1/48	$2,000	$2,218,520

		$2,218,520

Senior Living / Life Care — 1.8%

South Carolina Jobs-Economic Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/47	$1,000	$1,142,800

South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community), 4.00%, 4/1/49	620	622,672

South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/29	640	695,571

South Carolina Jobs-Economic Development Authority, (Woodlands at Furman), 5.00%, 11/15/42	285	294,180

		$2,755,223

Special Tax Revenue — 1.1%

Hilton Head Island, (Beach Preservation Fee Pledge), 5.00%, 8/1/25	$400	$487,560

Myrtle Beach, (Hospitality Fee), 5.00%, 6/1/26	1,000	1,137,180

		$1,624,740

Student Loan — 0.4%

South Carolina Education Assistance Authority, 5.10%, 10/1/29	$660	$660,403

		$660,403

Transportation — 2.9%

Port of Portland, OR, (Portland International Airport), (AMT), 5.00%, 7/1/34	$1,000	$1,174,120

South Carolina Ports Authority, (AMT), 5.00%, 7/1/34	1,355	1,704,685

South Carolina Transportation Infrastructure Bank, 0.554%, (67% of 1 mo. USD LIBOR + 0.45%), 10/1/22 (Put Date), 10/1/31(3)	1,495	1,485,148

		$4,363,953

Water and Sewer — 9.0%

Beaufort-Jasper Water and Sewer Authority, 4.00%, 3/1/36	$1,000	$1,195,630

Charleston Waterworks and Sewer System Revenue, 5.00%, 1/1/29	1,550	1,968,345

39	See Notes to Financial Statements.

Eaton Vance

South Carolina Municipal Income Fund

August 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)

Charleston, Waterworks and Sewer System Revenue, 5.00%, 1/1/37	$1,000	$1,328,390

Columbia, Waterworks and Sewer System Revenue, 4.00%, 2/1/34	2,000	2,411,820

Columbia, Waterworks and Sewer System Revenue, 5.00%, 2/1/49	1,000	1,262,270

Mount Pleasant, Waterworks and Sewer System Revenue, 5.00%, 6/1/37	1,000	1,233,390

North Charleston Sewer District, 2.00%, 1/1/29	500	501,870

Richland County, Utility System Revenue, 4.00%, 3/1/36	900	1,093,554

Richland County, Utility System Revenue, 4.00%, 3/1/38	630	756,680

Richland County, Utility System Revenue, 4.00%, 3/1/39	330	395,089

Startex-Jackson-Wellford-Duncan Water District, 4.00%, 4/1/33	475	574,399

Startex-Jackson-Wellford-Duncan Water District, 4.00%, 4/1/35	250	300,083

Startex-Jackson-Wellford-Duncan Water District, 5.00%, 4/1/31	265	352,418

		$13,373,938

Total Tax-Exempt Municipal Securities — 93.5% (identified cost $130,979,399)		$139,520,902

Taxable Municipal Securities — 2.2%
Security	Principal Amount (000’s omitted)	Value

General Obligations — 0.7%

New Caney Independent School District, TX, (PSF Guaranteed), 2.159%, 2/15/38(1)	$1,000	$1,002,570

		$1,002,570

Lease Revenue / Certificates of Participation — 0.7%

Florence Public Facilities Corp., 3.086%, 11/1/40(1)	$1,000	$1,002,050

		$1,002,050

Security	Principal Amount (000’s omitted)	Value

Student Loan — 0.8%

South Carolina Student Loan Corp. 3.593%, 12/1/39	$1,250	$1,235,525

		$1,235,525

Total Taxable Municipal Securities — 2.2% (identified cost $3,250,000)		$3,240,145

Total Investments — 95.7% (identified cost $134,229,399)		$142,761,047

Other Assets, Less Liabilities — 4.3%		$6,482,982

Net Assets — 100.0%		$149,244,029

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At August 31, 2020, 11.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 4.9% of total investments.

(1)	When-issued security.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(3)	Floating rate security. The stated interest rate represents the rate in effect at August 31, 2020.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

LIBOR	–	London Interbank Offered Rate

NPFG	–	National Public Finance Guarantee Corp.

PSF	–	Permanent School Fund

Currency Abbreviations:

USD	–	United States Dollar

40	See Notes to Financial Statements.

Eaton Vance

Virginia Municipal Income Fund

August 31, 2020

Portfolio of Investments

Tax-Exempt Municipal Securities — 95.6%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.7%

Virginia Resources Authority, Infrastructure Revenue, (Pooled Financing Program), 4.00%, 11/1/32	$1,000	$1,174,100

		$1,174,100

Education — 3.3%

Salem Economic Development Authority, (Roanoke College), 4.00%, 4/1/38	$525	$543,522

Salem Economic Development Authority, (Roanoke College), 4.00%, 4/1/40	200	205,644

University of Virginia, 5.00%, 4/1/38	1,320	1,636,285

		$2,385,451

Escrowed / Prerefunded — 5.5%

Harrisonburg Industrial Development Authority, (Sunnyside Presbyterian Home), Prerefunded to 12/1/23, 6.25%, 12/1/33	$750	$888,457

Henrico County Economic Development Authority, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/30	645	709,597

Norfolk, Prerefunded to 8/1/23, 5.00%, 8/1/28	750	854,303

Virginia Port Authority, (AMT), Prerefunded to 7/1/25, 5.00%, 7/1/33	1,250	1,517,462

		$3,969,819

General Obligations — 15.9%

Alexandria, 5.00%, 7/1/28	$1,000	$1,298,880

Arlington County, 5.00%, 8/15/32	1,000	1,254,350

Chesterfield County, 5.00%, 1/1/32	1,500	1,992,915

Culpeper, 5.00%, 8/1/25	1,350	1,653,615

Newport News, 5.00%, 8/1/28	1,000	1,253,060

Virginia, 5.00%, 6/1/31	2,000	2,071,180

Virginia Beach, 4.00%, 7/15/32	1,500	1,871,010

		$11,395,010

Hospital — 17.2%

Arlington County Industrial Development Authority, (Virginia Hospital Center), 4.00%, 7/1/39	$1,200	$1,407,264

Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/23(1)	3,840	4,197,734

Fredericksburg Economic Development Authority, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,147,910

Norfolk Economic Development Authority, (Sentara Healthcare), 5.00% to 11/1/28 (Put Date), 11/1/48	750	969,067

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Roanoke Economic Development Authority, (Carilion Clinic Obligated Group), 4.00%, 7/1/38	$1,550	$1,825,063

Virginia Small Business Financing Authority, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/49	1,000	1,137,070

Virginia Small Business Financing Authority, (Sentara Healthcare), 4.00%, 11/1/39	1,000	1,156,430

Winchester Economic Development Authority, (Valley Health System), 5.00%, 1/1/28	450	519,548

		$12,360,086

Industrial Development Revenue — 4.4%

King George County Industrial Development Authority, (Waste Management, Inc.), (AMT), 2.50%, 6/1/23	$2,000	$2,070,040

Louisa Industrial Development Authority, (Virginia Electric and Power Co.), 1.90% to 6/1/23 (Put Date), 11/1/35	1,000	1,030,750

Virginia Small Business Financing Authority, (Covanta), (AMT), 5.00% to 7/1/38 (Put Date), 1/1/48(2)	60	62,255

		$3,163,045

Insured – Education — 4.0%

Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$2,155	$2,875,029

		$2,875,029

Insured – Electric Utilities — 1.4%

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,000	$1,030,130

		$1,030,130

Insured – Transportation — 10.1%

Chesapeake Bay Bridge and Tunnel District, (General Resolution), (NPFG), Escrowed to Maturity, 5.50%, 7/1/25	$2,500	$2,950,675

Norfolk Airport Authority, (AGM), 5.00%, 7/1/26	1,000	1,032,730

Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,600	1,745,664

Richmond Metropolitan Authority, (NPFG), 5.25%, 7/15/22	1,240	1,313,470

Virginia Commonwealth Transportation Board, (NPFG), 0.00%, 4/1/26	200	191,502

		$7,234,041

Lease Revenue / Certificates of Participation — 0.9%

Virginia Public Building Authority, (AMT), 5.00%, 8/1/26	$500	$629,180

		$629,180

41	See Notes to Financial Statements.

Eaton Vance

Virginia Municipal Income Fund

August 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 1.5%

Loudoun County Economic Development Authority, (Howard Hughes Medical Institute), 0.00%, 7/1/49	$2,500	$1,037,050

		$1,037,050

Senior Living / Life Care — 5.0%

Albemarle County Economic Development Authority, (Westminster-Canterbury of the Blue Ridge), 5.00%, 1/1/42	$150	$151,500

Alexandria Industrial Development Authority, (Goodwin House, Inc.), 5.00%, 10/1/30	750	823,515

Hanover County Economic Development Authority, (Covenant Woods), 5.00%, 7/1/48	235	238,652

Norfolk Redevelopment and Housing Authority, (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge), 5.00%, 1/1/34	1,000	1,057,080

Virginia Beach Development Authority, (Westminster-Canterbury on Chesapeake Bay), 5.00%, 9/1/34	1,150	1,286,873

		$3,557,620

Special Tax Revenue — 0.8%

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/24	$9	$8,314

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/27	17	14,443

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/29	17	13,498

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/31	22	16,215

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/33	24	16,268

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/46	231	66,267

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/51	188	38,863

Puerto Rico Sales Tax Financing Corp., 4.33%, 7/1/40	92	96,601

Puerto Rico Sales Tax Financing Corp., 4.50%, 7/1/34	18	19,051

Puerto Rico Sales Tax Financing Corp., 4.54%, 7/1/53	3	3,110

Puerto Rico Sales Tax Financing Corp., 4.55%, 7/1/40	9	9,585

Puerto Rico Sales Tax Financing Corp., 4.75%, 7/1/53	66	69,369

Puerto Rico Sales Tax Financing Corp., 4.78%, 7/1/58	37	38,972

Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	167	178,306

		$588,862

Transportation — 10.5%

Metropolitan Washington, DC Airports Authority System, (AMT), 4.00%, 10/1/35	$500	$555,110

Metropolitan Washington, DC Airports Authority System, (AMT), 5.00%, 10/1/37	1,295	1,558,688

Metropolitan Washington, DC Airports Authority System, (AMT), 5.00%, 10/1/42	990	1,177,833

Norfolk Airport Authority, 5.00%, 7/1/37	1,000	1,188,190

Virginia Small Business Financing Authority, (Transform 66 P3 Project), (AMT), 5.00%, 12/31/47	500	565,625

Washington Metropolitan Area Transit Authority, 5.00%, 7/1/29	1,000	1,268,480

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Washington Metropolitan Area Transit Authority, 5.00%, 7/1/37	$1,000	$1,228,550

		$7,542,476

Water and Sewer — 13.4%

Fairfax County Water Authority, 5.25%, 4/1/27	$1,795	$2,345,598

Fairfax County, Sewer Revenue, 4.00%, 7/15/37	1,000	1,156,850

Henrico County, Water and Sewer System Revenue, 4.00%, 5/1/31	1,500	1,865,745

Henrico County, Water and Sewer System Revenue, 5.00%, 5/1/28	1,000	1,255,400

Newport News, Water Revenue, 5.00%, 7/15/33	1,000	1,235,310

Virginia Beach, Water and Sewer System Revenue, 5.00%, 10/1/26	1,375	1,747,804

		$9,606,707

Total Tax-Exempt Municipal Securities — 95.6% (identified cost $62,941,072)		$68,548,606

Taxable Municipal Securities — 2.8%
Security	Principal Amount (000’s omitted)	Value

Education — 1.4%

Montgomery County Economic Development Authority, (Virginia Tech Foundation), 2.474%, 6/1/36	$1,000	$1,025,600

		$1,025,600

Transportation — 1.4%

Virginia Port Authority, 2.449%, 7/1/40	$1,000	$998,560

		$998,560

Total Taxable Municipal Securities — 2.8% (identified cost $2,000,000)		$2,024,160

Total Investments — 98.4% (identified cost $64,941,072)		$70,572,766

Other Assets, Less Liabilities — 1.6%		$1,147,943

Net Assets — 100.0%		$71,720,709

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

42	See Notes to Financial Statements.

Eaton Vance

Virginia Municipal Income Fund

August 31, 2020

Portfolio of Investments — continued

The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At August 31, 2020, 15.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 11.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2020, the aggregate value of these securities is $62,255 or 0.1% of the Fund’s net assets.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	–	National Public Finance Guarantee Corp.

43	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2020

Statements of Assets and Liabilities

	August 31, 2020
Assets	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Investments —

Identified cost	$90,546,519	$62,746,722	$76,384,249	$125,267,151

Unrealized appreciation	6,551,211	3,449,331	6,180,444	9,534,317

Investments, at value	$97,097,730	$66,196,053	$82,564,693	$134,801,468

Cash	$3,103,177	$3,464,302	$1,374,424	$6,325,029

Interest receivable	843,848	635,659	838,987	1,473,468

Receivable for investments sold	1,000,000	—	15,188	—

Receivable for Fund shares sold	326,772	538,614	190,569	61,691

Total assets	$102,371,527	$70,834,628	$84,983,861	$142,661,656

Liabilities

Payable for when-issued securities	$1,237,240	$—	$3,378,134	$1,287,614

Payable for Fund shares redeemed	96,336	168,050	87,650	158,907

Distributions payable	49,148	26,960	19,061	70,337

Payable to affiliates:

Investment adviser fee	25,854	16,390	19,982	38,621

Distribution and service fees	11,979	13,932	14,412	20,445

Accrued expenses	70,336	63,923	67,611	84,252

Total liabilities	$1,490,893	$289,255	$3,586,850	$1,660,176

Net Assets	$100,880,634	$70,545,373	$81,397,011	$141,001,480

Sources of Net Assets

Paid-in capital	$97,590,593	$69,851,654	$76,240,179	$137,832,845

Distributable earnings	3,290,041	693,719	5,156,832	3,168,635

Net Assets	$100,880,634	$70,545,373	$81,397,011	$141,001,480

Class A Shares

Net Assets	$45,047,341	$38,367,623	$50,697,524	$64,513,480

Shares Outstanding	5,118,370	4,258,529	5,229,705	7,019,690

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.80	$9.01	$9.69	$9.19

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$9.24	$9.46	$10.17	$9.65

Class C Shares

Net Assets	$5,270,638	$8,766,650	$7,209,549	$11,740,879

Shares Outstanding	559,935	892,076	673,659	1,187,824

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$9.41	$9.83	$10.70	$9.88

Class I Shares

Net Assets	$50,562,655	$23,411,100	$23,489,938	$64,747,121

Shares Outstanding	5,729,925	2,593,041	2,419,562	7,026,675

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.82	$9.03	$9.71	$9.21

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

44	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2020

Statements of Assets and Liabilities — continued

	August 31, 2020
Assets	Oregon Fund	South Carolina Fund	Virginia Fund

Investments —

Identified cost	$134,857,875	$134,229,399	$64,941,072

Unrealized appreciation	11,111,403	8,531,648	5,631,694

Investments, at value	$145,969,278	$142,761,047	$70,572,766

Cash	$5,069,660	$9,907,287	$3,207,228

Interest receivable	1,189,692	1,825,144	615,263

Receivable for investments sold	75,000	1,012,669	—

Receivable for Fund shares sold	233,429	121,431	68,922

Total assets	$152,537,059	$155,627,578	$74,464,179

Liabilities

Payable for floating rate notes issued	$—	$3,112,501	$2,558,614

Payable for when-issued securities	—	2,882,574	—

Payable for Fund shares redeemed	149,600	204,032	61,144

Distributions payable	25,470	35,766	26,671

Payable to affiliates:

Investment adviser fee	42,702	41,006	16,983

Distribution and service fees	23,063	24,877	11,586

Interest expense and fees payable	—	6,060	731

Accrued expenses	81,037	76,733	67,741

Total liabilities	$321,872	$6,383,549	$2,743,470

Net Assets	$152,215,187	$149,244,029	$71,720,709

Sources of Net Assets

Paid-in capital	$152,410,335	$146,565,710	$71,554,444

Distributable earnings (accumulated loss)	(195,148)	2,678,319	166,265

Net Assets	$152,215,187	$149,244,029	$71,720,709

Class A Shares

Net Assets	$83,651,483	$78,913,754	$48,030,569

Shares Outstanding	9,390,104	8,362,192	5,962,642

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.91	$9.44	$8.06

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$9.35	$9.91	$8.46

Class C Shares

Net Assets	$11,102,281	$14,084,668	$4,288,869

Shares Outstanding	1,138,318	1,406,847	480,622

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$9.75	$10.01	$8.92

Class I Shares

Net Assets	$57,461,423	$56,245,607	$19,401,271

Shares Outstanding	6,455,314	5,954,917	2,403,747

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.90	$9.45	$8.07

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

45	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2020

Statements of Operations

	Year Ended August 31, 2020
Investment Income	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Interest	$2,716,684	$1,979,622	$2,512,127	$3,953,137

Total investment income	$2,716,684	$1,979,622	$2,512,127	$3,953,137

Expenses

Investment adviser fee	$281,724	$182,027	$219,576	$442,728

Distribution and service fees

Class A	86,587	75,006	97,661	122,151

Class C	54,494	97,441	73,338	127,496

Trustees’ fees and expenses	5,289	3,969	4,375	7,439

Custodian fee	32,802	27,566	29,238	40,807

Transfer and dividend disbursing agent fees	25,437	28,629	30,566	51,729

Legal and accounting services	58,354	55,567	46,274	50,588

Printing and postage	8,163	8,428	8,946	11,357

Registration fees	3,547	6,716	4,979	2,209

Miscellaneous	24,144	17,746	20,153	27,984

Total expenses	$580,541	$503,095	$535,106	$884,488

Net investment income	$2,136,143	$1,476,527	$1,977,021	$3,068,649

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$74,006	$75,108	$7,674	$(243,630)

Net realized gain (loss)	$74,006	$75,108	$7,674	$(243,630)

Change in unrealized appreciation (depreciation) —

Investments	$143,485	$(485,711)	$271,509	$244,762

Net change in unrealized appreciation (depreciation)	$143,485	$(485,711)	$271,509	$244,762

Net realized and unrealized gain (loss)	$217,491	$(410,603)	$279,183	$1,132

Net increase in net assets from operations	$2,353,634	$1,065,924	$2,256,204	$3,069,781

46	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2020

Statements of Operations — continued

	Year Ended August 31, 2020
Investment Income	Oregon Fund	South Carolina Fund	Virginia Fund

Interest	$4,297,848	$4,188,357	$2,303,900

Total investment income	$4,297,848	$4,188,357	$2,303,900

Expenses

Investment adviser fee	$462,188	$464,784	$197,784

Distribution and service fees

Class A	161,428	148,537	96,903

Class C	101,126	162,552	39,827

Trustees’ fees and expenses	7,630	7,696	4,076

Custodian fee	40,520	41,209	27,934

Transfer and dividend disbursing agent fees	44,796	35,325	30,890

Legal and accounting services	48,894	50,410	48,787

Printing and postage	13,150	11,041	8,367

Registration fees	881	2,046	3,522

Interest expense and fees	—	49,776	53,422

Miscellaneous	26,123	24,700	19,886

Total expenses	$906,736	$998,076	$531,398

Net investment income	$3,391,112	$3,190,281	$1,772,502

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$205,539	$420,149	$167,502

Net realized gain	$205,539	$420,149	$167,502

Change in unrealized appreciation (depreciation) —

Investments	$958,326	$196,210	$85,834

Net change in unrealized appreciation (depreciation)	$958,326	$196,210	$85,834

Net realized and unrealized gain	$1,163,865	$616,359	$253,336

Net increase in net assets from operations	$4,554,977	$3,806,640	$2,025,838

47	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2020

Statements of Changes in Net Assets

	Year Ended August 31, 2020
Increase (Decrease) in Net Assets	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

From operations —

Net investment income	$2,136,143	$1,476,527	$1,977,021	$3,068,649

Net realized gain (loss)	74,006	75,108	7,674	(243,630)

Net change in unrealized appreciation (depreciation)	143,485	(485,711)	271,509	244,762

Net increase in net assets from operations	$2,353,634	$1,065,924	$2,256,204	$3,069,781

Distributions to shareholders —

Class A	$(973,241)	$(862,278)	$(1,365,864)	$(1,477,448)

Class C	(86,152)	(159,090)	(157,793)	(225,095)

Class I	(1,065,955)	(474,458)	(542,208)	(1,553,060)

Total distributions to shareholders	$(2,125,348)	$(1,495,826)	$(2,065,865)	$(3,255,603)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$5,833,636	$3,758,556	$6,705,262	$8,845,033

Class C	1,063,003	991,918	1,663,481	1,543,084

Class I	19,398,918	10,704,944	14,965,695	21,259,044

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	811,560	640,434	1,265,952	1,338,185

Class C	73,585	127,363	123,812	201,197

Class I	631,795	401,478	466,426	872,088

Cost of shares redeemed

Class A	(4,831,412)	(4,403,631)	(7,473,008)	(9,567,919)

Class C	(1,409,467)	(2,195,016)	(1,594,586)	(2,071,484)

Class I	(12,153,767)	(2,310,783)	(6,822,336)	(11,912,828)

Net asset value of shares converted

Class A	227,851	813,485	588,629	1,726,221

Class C	(227,851)	(813,485)	(588,629)	(1,726,221)

Net increase in net assets from Fund share transactions	$9,417,851	$7,715,263	$9,300,698	$10,506,400

Net increase in net assets	$9,646,137	$7,285,361	$9,491,037	$10,320,578

Net Assets

At beginning of year	$91,234,497	$63,260,012	$71,905,974	$130,680,902

At end of year	$100,880,634	$70,545,373	$81,397,011	$141,001,480

48	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2020

Statements of Changes in Net Assets — continued

	Year Ended August 31, 2020
Increase (Decrease) in Net Assets	Oregon Fund	South Carolina Fund	Virginia Fund

From operations —

Net investment income	$3,391,112	$3,190,281	$1,772,502

Net realized gain	205,539	420,149	167,502

Net change in unrealized appreciation (depreciation)	958,326	196,210	85,834

Net increase in net assets from operations	$4,554,977	$3,806,640	$2,025,838

Distributions to shareholders —

Class A	$(2,105,937)	$(1,778,965)	$(1,296,925)

Class C	(197,479)	(282,319)	(80,508)

Class I	(1,281,663)	(1,244,444)	(500,980)

Total distributions to shareholders	$(3,585,079)	$(3,305,728)	$(1,878,413)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$13,826,462	$12,886,483	$3,224,958

Class C	3,323,678	3,797,685	1,437,937

Class I	29,874,641	23,785,194	6,665,580

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	1,957,184	1,648,189	1,044,030

Class C	182,680	219,570	75,000

Class I	1,119,667	985,450	424,608

Cost of shares redeemed

Class A	(16,114,901)	(11,163,672)	(6,760,930)

Class C	(1,911,115)	(5,047,023)	(784,356)

Class I	(15,178,164)	(10,360,654)	(4,494,939)

Net asset value of shares converted

Class A	883,383	2,679,094	564,673

Class C	(883,383)	(2,679,094)	(564,673)

Net increase in net assets from Fund share transactions	$17,080,132	$16,751,222	$831,888

Net increase in net assets	$18,050,030	$17,252,134	$979,313

Net Assets

At beginning of year	$134,165,157	$131,991,895	$70,741,396

At end of year	$152,215,187	$149,244,029	$71,720,709

49	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2020

Statements of Changes in Net Assets — continued

	Year Ended August 31, 2019
Increase (Decrease) in Net Assets	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

From operations —

Net investment income	$2,116,279	$1,477,755	$2,040,824	$3,227,799

Net realized gain (loss)	43,596	(30,076)	60,511	(302,805)

Net change in unrealized appreciation (depreciation)	3,718,740	2,650,900	2,898,645	5,483,358

Net increase in net assets from operations	$5,878,615	$4,098,579	$4,999,980	$8,408,352

Distributions to shareholders —

Class A	$(1,009,200)	$(945,491)	$(1,465,825)	$(1,666,213)

Class C	(116,794)	(220,511)	(175,588)	(292,431)

Class I	(980,795)	(295,047)	(406,855)	(1,263,958)

Total distributions to shareholders	$(2,106,789)	$(1,461,049)	$(2,048,268)	$(3,222,602)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$7,960,759	$4,373,890	$4,547,511	$5,691,212

Class C	1,199,869	906,330	1,446,142	2,408,757

Class I	15,646,109	8,484,312	7,068,502	27,202,447

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	866,271	706,475	1,369,350	1,501,659

Class C	99,572	169,626	143,501	263,528

Class I	538,563	242,719	360,018	734,560

Cost of shares redeemed

Class A	(5,461,681)	(6,750,507)	(6,686,163)	(13,159,737)

Class C	(1,802,766)	(1,666,404)	(1,088,706)	(4,879,219)

Class I	(7,772,933)	(2,556,114)	(3,861,683)	(12,941,439)

Net asset value of shares converted

Class A	877,424	2,298,304	1,318,992	1,772,125

Class C	(877,424)	(2,298,304)	(1,318,992)	(1,772,125)

Net increase in net assets from Fund share transactions	$11,273,763	$3,910,327	$3,298,472	$6,821,768

Net increase in net assets	$15,045,589	$6,547,857	$6,250,184	$12,007,518

Net Assets

At beginning of year	$76,188,908	$56,712,155	$65,655,790	$118,673,384

At end of year	$91,234,497	$63,260,012	$71,905,974	$130,680,902

50	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2020

Statements of Changes in Net Assets — continued

	Year Ended August 31, 2019
Increase (Decrease) in Net Assets	Oregon Fund	South Carolina Fund	Virginia Fund

From operations —

Net investment income	$3,408,898	$3,363,595	$2,010,581

Net realized gain (loss)	(71,628)	732,387	(487,359)

Net change in unrealized appreciation (depreciation)	5,476,088	3,536,577	3,257,668

Net increase in net assets from operations	$8,813,358	$7,632,559	$4,780,890

Distributions to shareholders —

Class A	$(2,291,482)	$(1,948,826)	$(1,433,965)

Class C	(215,551)	(450,123)	(98,594)

Class I	(892,789)	(1,069,376)	(454,561)

Total distributions to shareholders	$(3,399,822)	$(3,468,325)	$(1,987,120)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$14,586,570	$7,695,518	$2,847,436

Class C	3,677,750	2,153,698	1,611,808

Class I	23,411,945	15,883,816	6,416,142

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	2,131,064	1,811,434	1,152,331

Class C	208,273	376,062	89,261

Class I	773,121	831,405	380,129

Cost of shares redeemed

Class A	(13,453,343)	(9,327,405)	(6,118,385)

Class C	(2,333,026)	(5,536,495)	(901,951)

Class I	(7,427,149)	(9,117,130)	(3,460,613)

Net asset value of shares converted

Class A	1,968,913	3,937,927	1,667,534

Class C	(1,968,913)	(3,937,927)	(1,667,534)

Net increase in net assets from Fund share transactions	$21,575,205	$4,770,903	$2,016,158

Net increase in net assets	$26,988,741	$8,935,137	$4,809,928

Net Assets

At beginning of year	$107,176,416	$123,056,758	$65,931,468

At end of year	$134,165,157	$131,991,895	$70,741,396

51	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2020

Financial Highlights

	Georgia Fund — Class A

	Year Ended August 31,
	2020	2019	2018	2017	2016

Net asset value — Beginning of year	$8.770	$8.370	$8.620	$8.860	$8.540

Income (Loss) From Operations

Net investment income(1)	$0.197	$0.227	$0.248	$0.251	$0.267

Net realized and unrealized gain (loss)	0.029	0.399	(0.251)	(0.240)	0.318

Total income (loss) from operations	$0.226	$0.626	$(0.003)	$0.011	$0.585

Less Distributions

From net investment income	$(0.196)	$(0.226)	$(0.247)	$(0.251)	$(0.265)

Total distributions	$(0.196)	$(0.226)	$(0.247)	$(0.251)	$(0.265)

Net asset value — End of year	$8.800	$8.770	$8.370	$8.620	$8.860

Total Return(2)	2.62%	7.61%	(0.02)%	0.19%	6.94%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$45,047	$42,894	$36,835	$39,422	$41,560

Ratios (as a percentage of average daily net assets):

Total expenses	0.67%	0.70%	0.70%	0.70%	0.70%

Net investment income	2.26%	2.67%	2.94%	2.94%	3.06%

Portfolio Turnover	16%	12%	7%	7%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

52	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2020

Financial Highlights — continued

	Georgia Fund — Class C

	Year Ended August 31,
	2020	2019	2018	2017	2016

Net asset value — Beginning of year	$9.380	$8.950	$9.220	$9.480	$9.130

Income (Loss) From Operations

Net investment income(1)	$0.141	$0.177	$0.197	$0.200	$0.215

Net realized and unrealized gain (loss)	0.028	0.427	(0.271)	(0.260)	0.349

Total income (loss) from operations	$0.169	$0.604	$(0.074)	$(0.060)	$0.564

Less Distributions

From net investment income	$(0.139)	$(0.174)	$(0.196)	$(0.200)	$(0.214)

Total distributions	$(0.139)	$(0.174)	$(0.196)	$(0.200)	$(0.214)

Net asset value — End of year	$9.410	$9.380	$8.950	$9.220	$9.480

Total Return(2)	1.83%	6.84%	(0.79)%	(0.60)%	6.24%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$5,271	$5,749	$6,869	$7,554	$7,058

Ratios (as a percentage of average daily net assets):

Total expenses	1.42%	1.45%	1.45%	1.45%	1.45%

Net investment income	1.51%	1.95%	2.19%	2.18%	2.30%

Portfolio Turnover	16%	12%	7%	7%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

53	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2020

Financial Highlights — continued

	Georgia Fund — Class I

	Year Ended August 31,
	2020	2019	2018	2017	2016

Net asset value — Beginning of year	$8.800	$8.400	$8.640	$8.890	$8.560

Income (Loss) From Operations

Net investment income(1)	$0.214	$0.243	$0.265	$0.269	$0.285

Net realized and unrealized gain (loss)	0.020	0.401	(0.241)	(0.250)	0.329

Total income from operations	$0.234	$0.644	$0.024	$0.019	$0.614

Less Distributions

From net investment income	$(0.214)	$(0.244)	$(0.264)	$(0.269)	$(0.284)

Total distributions	$(0.214)	$(0.244)	$(0.264)	$(0.269)	$(0.284)

Net asset value — End of year	$8.820	$8.800	$8.400	$8.640	$8.890

Total Return(2)	2.71%	7.81%	0.31%	0.28%	7.27%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$50,563	$42,592	$32,485	$31,107	$26,746

Ratios (as a percentage of average daily net assets):

Total expenses	0.47%	0.49%	0.50%	0.50%	0.50%

Net investment income	2.45%	2.86%	3.14%	3.14%	3.25%

Portfolio Turnover	16%	12%	7%	7%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

54	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2020

Financial Highlights — continued

	Maryland Fund — Class A

	Year Ended August 31,
	2020	2019	2018	2017	2016

Net asset value — Beginning of year	$9.070	$8.670	$8.920	$9.130	$8.990

Income (Loss) From Operations

Net investment income(1)	$0.203	$0.235	$0.246	$0.268	$0.294

Net realized and unrealized gain (loss)	(0.057)	0.398	(0.249)	(0.208)	0.167

Total income (loss) from operations	$0.146	$0.633	$(0.003)	$0.060	$0.461

Less Distributions

From net investment income	$(0.206)	$(0.233)	$(0.247)	$(0.270)	$(0.321)

Total distributions	$(0.206)	$(0.233)	$(0.247)	$(0.270)	$(0.321)

Net asset value — End of year	$9.010	$9.070	$8.670	$8.920	$9.130

Total Return(2)	1.64%	7.43%	(0.02)%	0.72%	5.20%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$38,368	$37,847	$35,602	$39,642	$42,479

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.69%	0.73%	0.73%	0.73%	0.74%

Interest and fee expense(3)	—	—	0.04%	0.03%	0.02%

Total expenses	0.69%	0.73%	0.77%	0.76%	0.76%

Net investment income	2.27%	2.69%	2.82%	3.02%	3.24%

Portfolio Turnover	24%	21%	24%	22%	11%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

55	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2020

Financial Highlights — continued

	Maryland Fund — Class C

	Year Ended August 31,
	2020	2019	2018	2017	2016

Net asset value — Beginning of year	$9.890	$9.460	$9.730	$9.960	$9.810

Income (Loss) From Operations

Net investment income(1)	$0.148	$0.185	$0.197	$0.220	$0.247

Net realized and unrealized gain (loss)	(0.057)	0.427	(0.269)	(0.228)	0.179

Total income (loss) from operations	$0.091	$0.612	$(0.072)	$(0.008)	$0.426

Less Distributions

From net investment income	$(0.151)	$(0.182)	$(0.198)	$(0.222)	$(0.276)

Total distributions	$(0.151)	$(0.182)	$(0.198)	$(0.222)	$(0.276)

Net asset value — End of year	$9.830	$9.890	$9.460	$9.730	$9.960

Total Return(2)	0.94%	6.55%	(0.73)%	(0.04)%	4.39%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$8,767	$10,728	$13,147	$15,079	$16,356

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	1.45%	1.49%	1.48%	1.48%	1.49%

Interest and fee expense(3)	—	—	0.04%	0.03%	0.02%

Total expenses	1.45%	1.49%	1.52%	1.51%	1.51%

Net investment income	1.52%	1.94%	2.07%	2.27%	2.49%

Portfolio Turnover	24%	21%	24%	22%	11%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

56	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2020

Financial Highlights — continued

	Maryland Fund — Class I

	Year Ended August 31,
	2020	2019	2018	2017	2016

Net asset value — Beginning of year	$9.090	$8.690	$8.940	$9.150	$9.010

Income (Loss) From Operations

Net investment income(1)	$0.221	$0.252	$0.265	$0.287	$0.310

Net realized and unrealized gain (loss)	(0.057)	0.399	(0.250)	(0.208)	0.170

Total income from operations	$0.164	$0.651	$0.015	$0.079	$0.480

Less Distributions

From net investment income	$(0.224)	$(0.251)	$(0.265)	$(0.289)	$(0.340)

Total distributions	$(0.224)	$(0.251)	$(0.265)	$(0.289)	$(0.340)

Net asset value — End of year	$9.030	$9.090	$8.690	$8.940	$9.150

Total Return(2)	1.85%	7.63%	0.19%	0.93%	5.41%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$23,411	$14,685	$7,963	$9,874	$7,572

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.49%	0.52%	0.53%	0.53%	0.54%

Interest and fee expense(3)	—	—	0.04%	0.03%	0.02%

Total expenses	0.49%	0.52%	0.57%	0.56%	0.56%

Net investment income	2.47%	2.87%	3.02%	3.22%	3.41%

Portfolio Turnover	24%	21%	24%	22%	11%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

57	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2020

Financial Highlights — continued

	Missouri Fund — Class A

	Year Ended August 31,
	2020	2019	2018		2017	2016

Net asset value — Beginning of year	$9.670	$9.270	$9.500		$9.820	$9.480

Income (Loss) From Operations

Net investment income(1)	$0.256	$0.286	$0.310		$0.334	$0.346

Net realized and unrealized gain (loss)	0.032	0.401	(0.231)		(0.324)	0.336

Total income from operations	$0.288	$0.687	$0.079		$0.010	$0.682

Less Distributions

From net investment income	$(0.268)	$(0.287)	$(0.309)		$(0.330)	$(0.342)

Total distributions	$(0.268)	$(0.287)	$(0.309)		$(0.330)	$(0.342)

Net asset value — End of year	$9.690	$9.670	$9.270		$9.500	$9.820

Total Return(2)	3.04%	7.57%	0.88%		0.17%	7.32%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$50,698	$49,542	$46,928		$47,375	$61,038

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.69%	0.71%	0.70%		0.71%	0.70%

Interest and fee expense(3)	—	—	0.00	%(4)	0.02%	0.01%

Total expenses	0.69%	0.71%	0.70%		0.73%	0.71%

Net investment income	2.67%	3.07%	3.33%		3.52%	3.59%

Portfolio Turnover	17%	19%	35%		12%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(4)	Amount is less than 0.005%.

58	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2020

Financial Highlights — continued

	Missouri Fund — Class C

	Year Ended August 31,
	2020	2019	2018		2017	2016

Net asset value — Beginning of year	$10.670	$10.230	$10.490		$10.850	$10.460

Income (Loss) From Operations

Net investment income(1)	$0.203	$0.239	$0.266		$0.290	$0.299

Net realized and unrealized gain (loss)	0.043	0.441	(0.262)		(0.364)	0.389

Total income (loss) from operations	$0.246	$0.680	$0.004		$(0.074)	$0.688

Less Distributions

From net investment income	$(0.216)	$(0.240)	$(0.264)		$(0.286)	$(0.298)

Total distributions	$(0.216)	$(0.240)	$(0.264)		$(0.286)	$(0.298)

Net asset value — End of year	$10.700	$10.670	$10.230		$10.490	$10.850

Total Return(2)	2.35%	6.75%	0.06%		(0.64)%	6.66%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$7,210	$7,594	$8,112		$9,005	$9,420

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	1.44%	1.46%	1.45%		1.46%	1.45%

Interest and fee expense(3)	—	—	0.00	%(4)	0.02%	0.01%

Total expenses	1.44%	1.46%	1.45%		1.48%	1.46%

Net investment income	1.92%	2.32%	2.59%		2.77%	2.81%

Portfolio Turnover	17%	19%	35%		12%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(4)	Amount is less than 0.005%.

59	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2020

Financial Highlights — continued

	Missouri Fund — Class I

	Year Ended August 31,
	2020	2019	2018		2017	2016

Net asset value — Beginning of year	$9.680	$9.280	$9.520		$9.840	$9.490

Income (Loss) From Operations

Net investment income(1)	$0.275	$0.305	$0.328		$0.352	$0.364

Net realized and unrealized gain (loss)	0.041	0.401	(0.240)		(0.322)	0.348

Total income from operations	$0.316	$0.706	$0.088		$0.030	$0.712

Less Distributions

From net investment income	$(0.286)	$(0.306)	$(0.328)		$(0.350)	$(0.362)

Total distributions	$(0.286)	$(0.306)	$(0.328)		$(0.350)	$(0.362)

Net asset value — End of year	$9.710	$9.680	$9.280		$9.520	$9.840

Total Return(2)	3.33%	7.78%	0.97%		0.38%	7.64%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$23,490	$14,770	$10,616		$8,070	$4,732

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.49%	0.50%	0.50%		0.51%	0.50%

Interest and fee expense(3)	—	—	0.00	%(4)	0.02%	0.01%

Total expenses	0.49%	0.50%	0.50%		0.53%	0.51%

Net investment income	2.86%	3.26%	3.52%		3.71%	3.76%

Portfolio Turnover	17%	19%	35%		12%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(4)	Amount is less than 0.005%.

60	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2020

Financial Highlights — continued

	North Carolina Fund — Class A

	Year Ended August 31,
	2020	2019	2018	2017	2016

Net asset value — Beginning of year	$9.190	$8.810	$9.110	$9.410	$9.120

Income (Loss) From Operations

Net investment income(1)	$0.207	$0.242	$0.276	$0.289	$0.305

Net realized and unrealized gain (loss)	0.013	0.379	(0.301)	(0.300)	0.289

Total income (loss) from operations	$0.220	$0.621	$(0.025)	$(0.011)	$0.594

Less Distributions

From net investment income	$(0.220)	$(0.241)	$(0.275)	$(0.289)	$(0.304)

Total distributions	$(0.220)	$(0.241)	$(0.275)	$(0.289)	$(0.304)

Net asset value — End of year	$9.190	$9.190	$8.810	$9.110	$9.410

Total Return(2)	2.44%	7.19%	(0.25)%	(0.06)%	6.61%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$64,513	$62,294	$63,964	$75,159	$83,512

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.67%	0.70%	0.70%	0.71%	0.70%

Interest and fee expense(3)	—	0.04%	0.10%	0.09%	0.07%

Total expenses	0.67%	0.74%	0.80%	0.80%	0.77%

Net investment income	2.28%	2.73%	3.10%	3.19%	3.28%

Portfolio Turnover	21%	37%	16%	27%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

61	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2020

Financial Highlights — continued

	North Carolina Fund — Class C

	Year Ended August 31,
	2020	2019	2018	2017	2016

Net asset value — Beginning of year	$9.880	$9.480	$9.800	$10.120	$9.810

Income (Loss) From Operations

Net investment income(1)	$0.150	$0.191	$0.225	$0.238	$0.252

Net realized and unrealized gain (loss)	0.014	0.397	(0.321)	(0.321)	0.310

Total income (loss) from operations	$0.164	$0.588	$(0.096)	$(0.083)	$0.562

Less Distributions

From net investment income	$(0.164)	$(0.188)	$(0.224)	$(0.237)	$(0.252)

Total distributions	$(0.164)	$(0.188)	$(0.224)	$(0.237)	$(0.252)

Net asset value — End of year	$9.880	$9.880	$9.480	$9.800	$10.120

Total Return(2)	1.69%	6.30%	(0.97)%	(0.78)%	5.80%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$11,741	$13,809	$17,235	$18,486	$20,927

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	1.42%	1.45%	1.45%	1.46%	1.45%

Interest and fee expense(3)	—	0.04%	0.10%	0.09%	0.07%

Total expenses	1.42%	1.49%	1.55%	1.55%	1.52%

Net investment income	1.53%	2.00%	2.35%	2.43%	2.52%

Portfolio Turnover	21%	37%	16%	27%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

62	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2020

Financial Highlights — continued

	North Carolina Fund — Class I

	Year Ended August 31,
	2020	2019	2018	2017	2016

Net asset value — Beginning of year	$9.210	$8.840	$9.130	$9.430	$9.140

Income (Loss) From Operations

Net investment income(1)	$0.226	$0.257	$0.294	$0.307	$0.321

Net realized and unrealized gain (loss)	0.012	0.373	(0.290)	(0.300)	0.292

Total income from operations	$0.238	$0.630	$0.004	$0.007	$0.613

Less Distributions

From net investment income	$(0.238)	$(0.260)	$(0.294)	$(0.307)	$(0.323)

Total distributions	$(0.238)	$(0.260)	$(0.294)	$(0.307)	$(0.323)

Net asset value — End of year	$9.210	$9.210	$8.840	$9.130	$9.430

Total Return(2)	2.64%	7.27%	0.06%	0.15%	6.82%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$64,747	$54,578	$37,475	$38,642	$32,976

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.47%	0.49%	0.50%	0.51%	0.50%

Interest and fee expense(3)	—	0.04%	0.10%	0.09%	0.07%

Total expenses	0.47%	0.53%	0.60%	0.60%	0.57%

Net investment income	2.47%	2.88%	3.30%	3.38%	3.45%

Portfolio Turnover	21%	37%	16%	27%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

63	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2020

Financial Highlights — continued

	Oregon Fund — Class A

	Year Ended August 31,
	2020	2019	2018	2017	2016

Net asset value — Beginning of year	$8.830	$8.440	$8.710	$8.990	$8.630

Income (Loss) From Operations

Net investment income(1)	$0.216	$0.255	$0.304	$0.310	$0.320

Net realized and unrealized gain (loss)	0.093	0.390	(0.271)	(0.282)	0.357

Total income from operations	$0.309	$0.645	$0.033	$0.028	$0.677

Less Distributions

From net investment income	$(0.229)	$(0.255)	$(0.303)	$(0.308)	$(0.317)

Total distributions	$(0.229)	$(0.255)	$(0.303)	$(0.308)	$(0.317)

Net asset value — End of year	$8.910	$8.830	$8.440	$8.710	$8.990

Total Return(2)	3.57%	7.80%	0.42%	0.38%	7.98%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$83,651	$82,490	$73,750	$78,931	$89,845

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.67%	0.70%	0.71%	0.70%	0.70%

Interest and fee expense(3)	—	0.07%	0.11%	0.08%	0.05%

Total expenses	0.67%	0.77%	0.82%	0.78%	0.75%

Net investment income	2.46%	2.99%	3.58%	3.56%	3.63%

Portfolio Turnover	36%	36%	23%	7%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

64	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2020

Financial Highlights — continued

	Oregon Fund — Class C

	Year Ended August 31,
	2020	2019	2018	2017	2016

Net asset value — Beginning of year	$9.660	$9.250	$9.540	$9.840	$9.450

Income (Loss) From Operations

Net investment income(1)	$0.164	$0.210	$0.264	$0.268	$0.278

Net realized and unrealized gain (loss)	0.104	0.409	(0.292)	(0.302)	0.387

Total income (loss) from operations	$0.268	$0.619	$(0.028)	$(0.034)	$0.665

Less Distributions

From net investment income	$(0.178)	$(0.209)	$(0.262)	$(0.266)	$(0.275)

Total distributions	$(0.178)	$(0.209)	$(0.262)	$(0.266)	$(0.275)

Net asset value — End of year	$9.750	$9.660	$9.250	$9.540	$9.840

Total Return(2)	2.82%	6.80%	(0.27)%	(0.30)%	7.13%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$11,102	$10,332	$10,338	$12,342	$14,817

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	1.42%	1.45%	1.46%	1.45%	1.45%

Interest and fee expense(3)	—	0.07%	0.11%	0.08%	0.05%

Total expenses	1.42%	1.52%	1.57%	1.53%	1.50%

Net investment income	1.71%	2.26%	2.84%	2.81%	2.88%

Portfolio Turnover	36%	36%	23%	7%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

65	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2020

Financial Highlights — continued

	Oregon Fund — Class I

	Year Ended August 31,
	2020	2019	2018	2017	2016

Net asset value — Beginning of year	$8.820	$8.440	$8.700	$8.980	$8.620

Income (Loss) From Operations

Net investment income(1)	$0.232	$0.267	$0.321	$0.326	$0.336

Net realized and unrealized gain (loss)	0.093	0.385	(0.261)	(0.281)	0.358

Total income from operations	$0.325	$0.652	$0.060	$0.045	$0.694

Less Distributions

From net investment income	$(0.245)	$(0.272)	$(0.320)	$(0.325)	$(0.334)

Total distributions	$(0.245)	$(0.272)	$(0.320)	$(0.325)	$(0.334)

Net asset value — End of year	$8.900	$8.820	$8.440	$8.700	$8.980

Total Return(2)	3.76%	7.89%	0.74%	0.58%	8.20%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$57,461	$41,343	$23,088	$26,267	$16,426

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.47%	0.49%	0.51%	0.50%	0.50%

Interest and fee expense(3)	—	0.07%	0.11%	0.08%	0.05%

Total expenses	0.47%	0.56%	0.62%	0.58%	0.55%

Net investment income	2.65%	3.13%	3.78%	3.75%	3.81%

Portfolio Turnover	36%	36%	23%	7%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

66	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2020

Financial Highlights — continued

	South Carolina Fund — Class A

	Year Ended August 31,
	2020	2019	2018	2017	2016

Net asset value — Beginning of year	$9.390	$9.080	$9.330	$9.610	$9.190

Income (Loss) From Operations

Net investment income(1)	$0.216	$0.254	$0.283	$0.286	$0.319

Net realized and unrealized gain (loss)	0.058	0.318	(0.251)	(0.282)	0.418

Total income from operations	$0.274	$0.572	$0.032	$0.004	$0.737

Less Distributions

From net investment income	$(0.224)	$(0.262)	$(0.282)	$(0.284)	$(0.317)

Total distributions	$(0.224)	$(0.262)	$(0.282)	$(0.284)	$(0.317)

Net asset value — End of year	$9.440	$9.390	$9.080	$9.330	$9.610

Total Return(2)	2.97%	6.41%	0.38%	0.11%	8.14%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$78,914	$72,517	$66,077	$67,869	$72,052

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.65%	0.69%	0.68%	0.69%	0.69%

Interest and fee expense(3)	0.04%	0.06%	0.13%	0.09%	0.04%

Total expenses	0.69%	0.75%	0.81%	0.78%	0.73%

Net investment income	2.31%	2.78%	3.11%	3.08%	3.38%

Portfolio Turnover	28%	19%	4%	10%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

67	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2020

Financial Highlights — continued

	South Carolina Fund — Class C

	Year Ended August 31,
	2020	2019	2018	2017	2016

Net asset value — Beginning of year	$9.960	$9.640	$9.900	$10.190	$9.750

Income (Loss) From Operations

Net investment income(1)	$0.155	$0.198	$0.228	$0.230	$0.262

Net realized and unrealized gain (loss)	0.058	0.327	(0.262)	(0.292)	0.439

Total income (loss) from operations	$0.213	$0.525	$(0.034)	$(0.062)	$0.701

Less Distributions

From net investment income	$(0.163)	$(0.205)	$(0.226)	$(0.228)	$(0.261)

Total distributions	$(0.163)	$(0.205)	$(0.226)	$(0.228)	$(0.261)

Net asset value — End of year	$10.010	$9.960	$9.640	$9.900	$10.190

Total Return(2)	2.17%	5.53%	(0.32)%	(0.57)%	7.27%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$14,085	$17,750	$24,055	$28,743	$28,739

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	1.40%	1.44%	1.44%	1.44%	1.44%

Interest and fee expense(3)	0.04%	0.06%	0.13%	0.09%	0.04%

Total expenses	1.44%	1.50%	1.57%	1.53%	1.48%

Net investment income	1.57%	2.05%	2.36%	2.33%	2.62%

Portfolio Turnover	28%	19%	4%	10%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

68	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2020

Financial Highlights — continued

	South Carolina Fund — Class I

	Year Ended August 31,
	2020	2019	2018	2017	2016

Net asset value — Beginning of year	$9.400	$9.090	$9.340	$9.620	$9.200

Income (Loss) From Operations

Net investment income(1)	$0.234	$0.272	$0.302	$0.305	$0.332

Net realized and unrealized gain (loss)	0.058	0.318	(0.252)	(0.282)	0.424

Total income from operations	$0.292	$0.590	$0.050	$0.023	$0.756

Less Distributions

From net investment income	$(0.242)	$(0.280)	$(0.300)	$(0.303)	$(0.336)

Total distributions	$(0.242)	$(0.280)	$(0.300)	$(0.303)	$(0.336)

Net asset value — End of year	$9.450	$9.400	$9.090	$9.340	$9.620

Total Return(2)	3.17%	6.62%	0.58%	0.31%	8.35%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$56,246	$41,726	$32,924	$35,161	$37,265

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.45%	0.49%	0.49%	0.49%	0.49%

Interest and fee expense(3)	0.04%	0.06%	0.13%	0.09%	0.04%

Total expenses	0.49%	0.55%	0.62%	0.58%	0.53%

Net investment income	2.50%	2.97%	3.31%	3.28%	3.51%

Portfolio Turnover	28%	19%	4%	10%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

69	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2020

Financial Highlights — continued

	Virginia Fund — Class A

	Year Ended August 31,
	2020	2019	2018	2017	2016

Net asset value — Beginning of year	$8.030	$7.710	$8.010	$8.240	$7.970

Income (Loss) From Operations

Net investment income(1)	$0.201	$0.232	$0.260	$0.279	$0.301

Net realized and unrealized gain (loss)	0.042	0.317	(0.280)	(0.229)	0.268

Total income (loss) from operations	$0.243	$0.549	$(0.020)	$0.050	$0.569

Less Distributions

From net investment income	$(0.213)	$(0.229)	$(0.280)	$(0.280)	$(0.299)

Total distributions	$(0.213)	$(0.229)	$(0.280)	$(0.280)	$(0.299)

Net asset value — End of year	$8.060	$8.030	$7.710	$8.010	$8.240

Total Return(2)	3.09%	7.26%	(0.21)%	0.66%	7.26%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$48,031	$49,860	$48,335	$55,714	$59,460

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.68%	0.71%	0.72%	0.70%	0.71%

Interest and fee expense(3)	0.08%	0.11%	0.09%	0.06%	0.05%

Total expenses	0.76%	0.82%	0.81%	0.76%	0.76%

Net investment income	2.53%	2.98%	3.34%	3.49%	3.71%

Portfolio Turnover	17%	22%	8%	7%	13%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

70	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2020

Financial Highlights — continued

	Virginia Fund — Class C

	Year Ended August 31,
	2020	2019	2018	2017	2016

Net asset value — Beginning of year	$8.900	$8.540	$8.870	$9.130	$8.830

Income (Loss) From Operations

Net investment income(1)	$0.156	$0.193	$0.224	$0.243	$0.267

Net realized and unrealized gain (loss)	0.034	0.356	(0.310)	(0.259)	0.297

Total income (loss) from operations	$0.190	$0.549	$(0.086)	$(0.016)	$0.564

Less Distributions

From net investment income	$(0.170)	$(0.189)	$(0.244)	$(0.244)	$(0.264)

Total distributions	$(0.170)	$(0.189)	$(0.244)	$(0.244)	$(0.264)

Net asset value — End of year	$8.920	$8.900	$8.540	$8.870	$9.130

Total Return(2)	2.17%	6.53%	(0.95)%	(0.13)%	6.47%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$4,289	$4,114	$4,819	$6,220	$6,044

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	1.43%	1.46%	1.47%	1.45%	1.46%

Interest and fee expense(3)	0.08%	0.11%	0.09%	0.06%	0.05%

Total expenses	1.51%	1.57%	1.56%	1.51%	1.51%

Net investment income	1.77%	2.24%	2.60%	2.75%	2.97%

Portfolio Turnover	17%	22%	8%	7%	13%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

71	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2020

Financial Highlights — continued

	Virginia Fund — Class I

	Year Ended August 31,
	2020	2019	2018	2017	2016

Net asset value — Beginning of year	$8.050	$7.730	$8.030	$8.260	$7.990

Income (Loss) From Operations

Net investment income(1)	$0.217	$0.247	$0.276	$0.296	$0.318

Net realized and unrealized gain (loss)	0.032	0.318	(0.277)	(0.230)	0.268

Total income (loss) from operations	$0.249	$0.565	$(0.001)	$0.066	$0.586

Less Distributions

From net investment income	$(0.229)	$(0.245)	$(0.299)	$(0.296)	$(0.316)

Total distributions	$(0.229)	$(0.245)	$(0.299)	$(0.296)	$(0.316)

Net asset value — End of year	$8.070	$8.050	$7.730	$8.030	$8.260

Total Return(2)	3.17%	7.46%	0.03%	0.87%	7.47%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$19,401	$16,767	$12,777	$18,883	$15,928

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.48%	0.50%	0.52%	0.50%	0.51%

Interest and fee expense(3)	0.08%	0.11%	0.09%	0.06%	0.05%

Total expenses	0.56%	0.61%	0.61%	0.56%	0.56%

Net investment income	2.72%	3.16%	3.54%	3.69%	3.90%

Portfolio Turnover	17%	22%	8%	7%	13%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

72	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2020

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, seven of which, each non-diversified, are included in these financial statements. They include Eaton Vance Georgia Municipal Income Fund (Georgia Fund), Eaton Vance Maryland Municipal Income Fund (Maryland Fund), Eaton Vance Missouri Municipal Income Fund (Missouri Fund), Eaton Vance North Carolina Municipal Income Fund (North Carolina Fund), Eaton Vance Oregon Municipal Income Fund (Oregon Fund), Eaton Vance South Carolina Municipal Income Fund (South Carolina Fund) and Eaton Vance Virginia Municipal Income Fund (Virginia Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, will automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of August 31, 2020, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

73

Eaton Vance

Municipal Income Funds

August 31, 2020

Notes to Financial Statements — continued

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 9) at August 31, 2020. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At August 31, 2020, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	South Carolina Fund	Virginia Fund

Floating Rate Notes Outstanding	$3,112,501	$2,558,614

Interest Rate or Range of Interest Rates (%)	0.12	0.12

Collateral for Floating Rate Notes Outstanding	$4,361,622	$4,197,734

For the year ended August 31, 2020, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate including fees were as follows:

	South Carolina Fund	Virginia Fund

Average Floating Rate Notes Outstanding	$3,100,000	$3,294,003

Average Interest Rate	1.61%	1.62%

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of August 31, 2020.

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

74

Eaton Vance

Municipal Income Funds

August 31, 2020

Notes to Financial Statements — continued

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

I  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended August 31, 2020 and August 31, 2019 was as follows:

	Year Ended August 31, 2020
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Tax-exempt income	$2,125,348	$1,478,603	$2,064,812	$3,225,832

Ordinary income	$—	$17,223	$1,053	$29,771

		Year Ended August 31, 2020
		Oregon Fund	South Carolina Fund	Virginia Fund

Tax-exempt income		$3,579,275	$3,301,252	$1,873,773

Ordinary income		$5,804	$4,476	$4,640

	Year Ended August 31, 2019
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Tax-exempt income	$2,106,789	$1,461,049	$2,032,004	$3,191,048

Ordinary income	$—	$—	$16,264	$31,554

75

Eaton Vance

Municipal Income Funds

August 31, 2020

Notes to Financial Statements — continued

	Year Ended August 31, 2019
	Oregon Fund	South Carolina Fund	Virginia Fund

Tax-exempt income	$3,399,822	$3,372,212	$1,981,764

Ordinary income	$—	$96,113	$5,356

As of August 31, 2020, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Undistributed tax-exempt income	$4,154	$830	$18,560	$69,678

Deferred capital losses	$(3,278,331)	$(2,726,463)	$(1,087,612)	$(6,400,367)

Net unrealized appreciation	$6,613,366	$3,446,312	$6,244,945	$9,569,661

Distributions payable	$(49,148)	$(26,960)	$(19,061)	$(70,337)

		Oregon Fund	South Carolina Fund	Virginia Fund

Undistributed tax-exempt income		$24,778	$35,093	$26,219

Deferred capital losses		$(11,472,960)	$(5,905,763)	$(5,694,839)

Net unrealized appreciation		$11,278,504	$8,584,755	$5,861,556

Distributions payable		$(25,470)	$(35,766)	$(26,671)

At August 31, 2020, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year retaining the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Deferred capital losses:

Short-term	$1,910,160	$808,772	$1,087,612	$4,082,484

Long-term	$1,368,171	$1,917,691	$—	$2,317,883

		Oregon Fund	South Carolina Fund	Virginia Fund

Deferred capital losses:

Short-term		$5,038,772	$5,905,763	$2,873,682

Long-term		$6,434,188	$—	$2,821,157

76

Eaton Vance

Municipal Income Funds

August 31, 2020

Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments of each Fund at August 31, 2020, as determined on a federal income tax basis, were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Aggregate cost	$90,484,364	$62,749,741	$76,319,748	$125,231,807

Gross unrealized appreciation	$6,725,678	$3,983,090	$6,286,942	$9,723,975

Gross unrealized depreciation	(112,312)	(536,778)	(41,997)	(154,314)

Net unrealized appreciation	$6,613,366	$3,446,312	$6,244,945	$9,569,661

		Oregon Fund	South Carolina Fund	Virginia Fund

Aggregate cost		$134,690,774	$131,063,791	$62,152,596

Gross unrealized appreciation		$11,397,828	$8,684,193	$5,958,417

Gross unrealized depreciation		(119,324)	(99,438)	(96,861)

Net unrealized appreciation		$11,278,504	$8,584,755	$5,861,556

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $20 million	0.10%	1.00%

$20 million but less than $40 million	0.20	2.00

$40 million but less than $500 million	0.30	3.00

On average daily net assets of $500 million or more, the rates are reduced.

For the year ended August 31, 2020, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Investment Adviser Fee	$281,724	$182,027	$219,576	$442,728

Effective Annual Rate	0.30%	0.27%	0.29%	0.33%

		Oregon Fund	South Carolina Fund	Virginia Fund

Investment Adviser Fee		$462,188	$464,784	$197,784

Effective Annual Rate		0.34%	0.33%	0.28%

77

Eaton Vance

Municipal Income Funds

August 31, 2020

Notes to Financial Statements — continued

EVM serves as the administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the year ended August 31, 2020 were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

EVM’s Sub-Transfer Agent Fees	$3,561	$5,848	$5,666	$13,138

EVD’s Class A Sales Charges	$10,947	$5,710	$13,288	$8,010

		Oregon Fund	South Carolina Fund	Virginia Fund

EVM’s Sub-Transfer Agent Fees		$5,535	$2,850	$8,120

EVD’s Class A Sales Charges		$25,218	$12,029	$4,709

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended August 31, 2020 for Class A shares amounted to the following:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Class A Distribution and Service Fees	$86,587	$75,006	$97,661	$122,151

		Oregon Fund	South Carolina Fund	Virginia Fund

Class A Distribution and Service Fees		$161,428	$148,537	$96,903

78

Eaton Vance

Municipal Income Funds

August 31, 2020

Notes to Financial Statements — continued

Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the year ended August 31, 2020, the Funds paid or accrued to EVD the following distribution fees:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Class C Distribution Fees	$43,022	$76,927	$57,898	$100,655

		Oregon Fund	South Carolina Fund	Virginia Fund

Class C Distribution Fees		$79,836	$128,330	$31,442

The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended August 31, 2020 amounted to the following:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Class C Service Fees	$11,472	$20,514	$15,440	$26,841

		Oregon Fund	South Carolina Fund	Virginia Fund

Class C Service Fees		$21,290	$34,222	$8,385

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended August 31, 2020, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A and Class C shareholders:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Class A	$—	$—	$—	$—

Class C	$1,000	$1,000	$1,000	$500

		Oregon Fund	South Carolina Fund	Virginia Fund

Class A		$—	$—	$—

Class C		$100	$4,000	$3,000

79

Eaton Vance

Municipal Income Funds

August 31, 2020

Notes to Financial Statements — continued

6   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended August 31, 2020 were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Purchases	$26,686,497	$20,857,776	$23,622,388	$35,345,197

Sales	$14,574,815	$15,601,967	$12,521,674	$28,109,465

		Oregon Fund	South Carolina Fund	Virginia Fund

Purchases		$61,025,253	$53,034,797	$12,111,600

Sales		$48,890,257	$38,755,226	$14,285,366

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Georgia Fund
	Year Ended August 31, 2020
	Class A	Class C	Class I

Sales	667,363	113,833	2,217,513

Issued to shareholders electing to receive payments of distributions in Fund shares	93,183	7,902	72,336

Redemptions	(558,743)	(150,183)	(1,402,147)

Converted from Class C shares	26,147	—	—

Converted to Class A shares	—	(24,447)	—

Net increase (decrease)	227,950	(52,895)	887,702

	Year Ended August 31, 2019
	Class A	Class C	Class I

Sales	929,894	132,015	1,832,633

Issued to shareholders electing to receive payments of distributions in Fund shares	102,142	11,010	63,247

Redemptions	(645,614)	(200,301)	(922,988)

Converted from Class C shares	103,880	—	—

Converted to Class A shares	—	(97,141)	—

Net increase (decrease)	490,302	(154,417)	972,892

80

Eaton Vance

Municipal Income Funds

August 31, 2020

Notes to Financial Statements — continued

Maryland Fund
	Year Ended August 31, 2020
	Class A	Class C	Class I

Sales	420,150	101,423	1,190,638

Issued to shareholders electing to receive payments of distributions in Fund shares	71,495	13,040	44,731

Redemptions	(497,403)	(223,114)	(257,867)

Converted from Class C shares	91,248	—	—

Converted to Class A shares	—	(83,657)	—

Net increase (decrease)	85,490	(192,308)	977,502

	Year Ended August 31, 2019
	Class A	Class C	Class I

Sales	498,843	94,483	965,854

Issued to shareholders electing to receive payments of distributions in Fund shares	80,654	17,790	27,545

Redemptions	(775,202)	(175,644)	(293,901)

Converted from Class C shares	263,947	—	—

Converted to Class A shares	—	(241,872)	—

Net increase (decrease)	68,242	(305,243)	699,498

Missouri Fund
	Year Ended August 31, 2020
	Class A	Class C	Class I

Sales	696,296	156,889	1,559,266

Issued to shareholders electing to receive payments of distributions in Fund shares	131,790	11,680	48,487

Redemptions	(785,441)	(151,055)	(714,139)

Converted from Class C shares	61,344	—	—

Converted to Class A shares	—	(55,578)	—

Net increase (decrease)	103,989	(38,064)	893,614

	Year Ended August 31, 2019
	Class A	Class C	Class I

Sales	488,627	140,673	758,496

Issued to shareholders electing to receive payments of distributions in Fund shares	146,523	13,930	38,422

Redemptions	(716,658)	(106,910)	(415,021)

Converted from Class C shares	142,412	—	—

Converted to Class A shares	—	(128,948)	—

Net increase (decrease)	60,904	(81,255)	381,897

81

Eaton Vance

Municipal Income Funds

August 31, 2020

Notes to Financial Statements — continued

North Carolina Fund
	Year Ended August 31, 2020
	Class A	Class C	Class I

Sales	970,466	157,985	2,326,609

Issued to shareholders electing to receive payments of distributions in Fund shares	146,827	20,531	95,447

Redemptions	(1,064,606)	(212,355)	(1,318,660)

Converted from Class C shares	188,598	—	—

Converted to Class A shares	—	(175,317)	—

Net increase (decrease)	241,285	(209,156)	1,103,396

	Year Ended August 31, 2019
	Class A	Class C	Class I

Sales	641,235	252,116	3,068,792

Issued to shareholders electing to receive payments of distributions in Fund shares	169,278	27,669	82,446

Redemptions	(1,491,304)	(514,380)	(1,469,249)

Converted from Class C shares	200,869	—	—

Converted to Class A shares	—	(186,621)	—

Net increase (decrease)	(479,922)	(421,216)	1,681,989

Oregon Fund
	Year Ended August 31, 2020
	Class A	Class C	Class I

Sales	1,568,270	344,282	3,395,479

Issued to shareholders electing to receive payments of distributions in Fund shares	222,529	18,978	127,337

Redemptions	(1,846,192)	(202,756)	(1,755,436)

Converted from Class C shares	100,106	—	—

Converted to Class A shares	—	(91,432)	—

Net increase	44,713	69,072	1,767,380

	Year Ended August 31, 2019
	Class A	Class C	Class I

Sales	1,707,027	392,057	2,738,806

Issued to shareholders electing to receive payments of distributions in Fund shares	250,164	22,370	90,547

Redemptions	(1,577,403)	(251,101)	(877,668)

Converted from Class C shares	232,468	—	—

Converted to Class A shares	—	(212,165)	—

Net increase (decrease)	612,256	(48,839)	1,951,685

82

Eaton Vance

Municipal Income Funds

August 31, 2020

Notes to Financial Statements — continued

South Carolina Fund
	Year Ended August 31, 2020
	Class A	Class C	Class I

Sales	1,376,608	382,488	2,537,731

Issued to shareholders electing to receive payments of distributions in Fund shares	176,537	22,180	105,439

Redemptions	(1,199,088)	(509,009)	(1,127,020)

Converted from Class C shares	286,699	—	—

Converted to Class A shares	—	(270,371)	—

Net increase (decrease)	640,756	(374,712)	1,516,150

	Year Ended August 31, 2019
	Class A	Class C	Class I

Sales	839,548	221,606	1,732,557

Issued to shareholders electing to receive payments of distributions in Fund shares	197,982	38,836	90,669

Redemptions	(1,020,793)	(568,201)	(1,005,103)

Converted from Class C shares	431,332	—	—

Converted to Class A shares	—	(406,582)	—

Net increase (decrease)	448,069	(714,341)	818,123

Virginia Fund
	Year Ended August 31, 2020
	Class A	Class C	Class I

Sales	403,372	163,048	834,435

Issued to shareholders electing to receive payments of distributions in Fund shares	131,023	8,496	53,182

Redemptions	(848,936)	(89,373)	(566,855)

Converted from Class C shares	70,782	—	—

Converted to Class A shares	—	(63,871)	—

Net increase (decrease)	(243,759)	18,300	320,762

	Year Ended August 31, 2019
	Class A	Class C	Class I

Sales	367,212	187,641	827,773

Issued to shareholders electing to receive payments of distributions in Fund shares	148,197	10,382	48,676

Redemptions	(789,529)	(105,543)	(446,197)

Converted from Class C shares	215,060	—	—

Converted to Class A shares	—	(194,178)	—

Net increase (decrease)	(59,060)	(101,698)	430,252

83

Eaton Vance

Municipal Income Funds

August 31, 2020

Notes to Financial Statements — continued

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the year ended August 31, 2020.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2020, the hierarchy of inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

Georgia Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$97,097,730	$—	$97,097,730

Total Investments	$—	$97,097,730	$—	$97,097,730

Maryland Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$64,603,215	$—	$64,603,215

Taxable Municipal Securities	—	1,592,838	—	1,592,838

Total Investments	$—	$66,196,053	$—	$66,196,053

Missouri Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$82,538,193	$—	$82,538,193

Taxable Municipal Securities	—	26,500	—	26,500

Total Investments	$—	$82,564,693	$—	$82,564,693

84

Eaton Vance

Municipal Income Funds

August 31, 2020

Notes to Financial Statements — continued

North Carolina Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$134,272,160	$—	$134,272,160

Corporate Bonds & Notes	—	529,308	—	529,308

Total Investments	$—	$134,801,468	$—	$134,801,468

Oregon Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$145,969,278	$—	$145,969,278

Total Investments	$—	$145,969,278	$—	$145,969,278

South Carolina Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$139,520,902	$—	$139,520,902

Taxable Municipal Securities	—	3,240,145	—	3,240,145

Total Investments	$—	$142,761,047	$—	$142,761,047

Virginia Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$68,548,606	$—	$68,548,606

Taxable Municipal Securities	—	2,024,160	—	2,024,160

Total Investments	$—	$70,572,766	$—	$70,572,766

10  Risk and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Funds’ performance, or the performance of the securities in which the Funds invest.

11  Subsequent Event

On October 8, 2020, Morgan Stanley (“Morgan Stanley”) and Eaton Vance Corp. (“Eaton Vance”) announced that they had entered into a definitive agreement under which Morgan Stanley would acquire Eaton Vance. Under the Investment Company Act of 1940, as amended, consummation of this transaction will result in the automatic termination of each Fund’s investment advisory agreement, and any related sub-advisory agreement(s), if applicable. Thus, each Fund’s Board will be asked to approve a new investment advisory agreement (and new sub-advisory agreement(s), if applicable). If approved by each Fund’s Board, the new investment advisory agreement (and new sub-advisory agreement(s), if applicable) is expected to be presented to Fund shareholders for approval, and, if approved, would take effect upon the closing of the transaction.

85

Eaton Vance

Municipal Income Funds

August 31, 2020

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance Georgia Municipal Income Fund, Eaton Vance Maryland Municipal Income Fund, Eaton Vance Missouri Municipal Income Fund, Eaton Vance North Carolina Municipal Income Fund, Eaton Vance Oregon Municipal Income Fund, Eaton Vance South Carolina Municipal Income Fund, and Eaton Vance Virginia Municipal Income Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Eaton Vance Georgia Municipal Income Fund, Eaton Vance Maryland Municipal Income Fund, Eaton Vance Missouri Municipal Income Fund, Eaton Vance North Carolina Municipal Income Fund, Eaton Vance Oregon Municipal Income Fund, Eaton Vance South Carolina Municipal Income Fund, and Eaton Vance Virginia Municipal Income Fund (collectively, the “Funds”) (certain of the funds constituting Eaton Vance Municipals Trust), including the portfolios of investments, as of August 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2020, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

October 16, 2020

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

86

Eaton Vance

Municipal Income Funds

August 31, 2020

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2021 will show the tax status of all distributions paid to your account in calendar year 2020. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  For the fiscal year ended August 31, 2020, the Funds designate the following percentages of distributions from net investment income as exempt-interest dividends:

Georgia Municipal Income Fund	100.00%

Maryland Municipal Income Fund	98.85%

Missouri Municipal Income Fund	99.95%

North Carolina Municipal Income Fund	99.09%

Oregon Municipal Income Fund	99.84%

South Carolina Municipal Income Fund	99.86%

Virginia Municipal Income Fund	99.75%

87

Eaton Vance

Municipal Income Funds

August 31, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements(1) for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

(1)

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

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Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements between each of the following funds:

•	Eaton Vance Georgia Municipal Income Fund

•	Eaton Vance Maryland Municipal Income Fund

•	Eaton Vance Missouri Municipal Income Fund

•	Eaton Vance North Carolina Municipal Income Fund

•	Eaton Vance Oregon Municipal Income Fund

•	Eaton Vance South Carolina Municipal Income Fund

•	Eaton Vance Virginia Municipal Income Fund

(the “Funds”) and Boston Management and Research (the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

89

Eaton Vance

Municipal Income Funds

August 31, 2020

Board of Trustees’ Contract Approval — continued

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements for the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, including recent changes in such personnel, where relevant. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including each Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Funds.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices and a customized peer group of similarly managed funds, and assessed each Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data with respect to each Fund for the one-, three-, five- and ten-year periods ended September 30, 2019.

In this regard, the Board noted each Fund’s performance relative to its peer group, custom peer group and primary and secondary benchmark indexes for the three-year period, as follows:

Fund	Performance Relative to:
	Median of Peers	Median of Custom Peers	Primary Index	Secondary Index

Eaton Vance Georgia Municipal Income Fund	Higher	Lower	Lower	Lower

Eaton Vance Maryland Municipal Income Fund	Higher	Equal	Lower	Lower

Eaton Vance Missouri Municipal Income Fund	Higher	Equal	Lower	Lower

Eaton Vance North Carolina Municipal Income Fund	Lower	Lower	Lower	Lower

Eaton Vance Oregon Municipal Income Fund	Higher	Higher	Lower	Lower

Eaton Vance South Carolina Municipal Income Fund	Lower	Lower	Lower	Lower

Eaton Vance Virginia Municipal Income Fund	Consistent with	Lower	Lower	Lower

The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments that, relative to its comparable funds, focus on higher quality municipal bonds with longer maturities. On the basis of the foregoing, the performance of the Eaton Vance South Carolina Municipal Income Fund over other periods and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory. With respect to Eaton Vance North Carolina Municipal Income Fund, the Board noted that the Fund’s security selection, including with respect to an overweight allocation to short maturity pre-refunded bonds and an underweight position to bonds with maturities longer than 17 years, as well as the Fund’s bias to higher quality bonds, detracted from the Fund’s relative performance. With respect to all other Funds, the Board concluded that the performance of each Fund was satisfactory.

90

Eaton Vance

Municipal Income Funds

August 31, 2020

Board of Trustees’ Contract Approval — continued

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on each Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from any economies of scale in the future.

91

Eaton Vance

Municipal Income Funds

August 31, 2020

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period December 1, 2018 through December 31, 2019 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

92

Eaton Vance

Municipal Income Funds

August 31, 2020

Management and Organization

Fund Management.  The Trustees of Eaton Vance Municipals Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds’ principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 156 portfolios (with the exception of Messrs. Faust and Wennerholm and Ms. Frost who oversee 155 portfolios) in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Trust Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 155 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Other Directorships in the Last Five Years. Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Other Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years. Director of Groupon, Inc. (e-commerce provider) (since April 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

93

Eaton Vance

Municipal Income Funds

August 31, 2020

Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) and 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years. None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years. None.

Keith Quinton 1958	Trustee	2018

Private investor, researcher and lecturer. Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships in the Last Five Years. Director (since 2016) and Chairman (since 2019) of New Hampshire Municipal Bond Bank.

Marcus L. Smith 1966	Trustee	2018

Private investor. Member of Posse Boston Advisory Board (foundation) (since 2015). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2018). Formerly, Director of Hagerty Holding Corp. (insurance and reinsurance) (2015-2018). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Private Investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None.

Name and Year of Birth	Trust Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

94

Eaton Vance

Municipal Income Funds

August 31, 2020

Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

95

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

96

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

445    8.31.20

Item 2.	Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3.	Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4.	Principal Accountant Fees and Services

Eaton Vance Georgia Municipal Income Fund, Eaton Vance Maryland Municipal Income Fund, Eaton Vance Missouri Municipal Income Fund, Eaton Vance North Carolina Municipal Income Fund, Eaton Vance Oregon Municipal Income Fund, Eaton Vance South Carolina Municipal Income Fund and Eaton Vance Virginia Municipal Income Fund (the “Fund(s)”) are series of Eaton Vance Municipals Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 18 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

(a)–(d)

The following tables present the aggregate fees billed to each Fund for the Funds’ fiscal years ended August 31, 2019 and August 31, 2020 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T during those periods.

Eaton Vance Georgia Municipal Income Fund

Fiscal Years Ended	8/31/19	8/31/20
Audit Fees	$37,350	$37,350
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,332	$7,822
All Other Fees(3)	$0	$0

Total	$47,682	$45,172

Eaton Vance Maryland Municipal Income Fund

Fiscal Years Ended	8/31/19	8/31/20
Audit Fees	$37,600	$36,550
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,225	$7,715
All Other Fees(3)	$0	$0

Total	$47,825	$44,265

Eaton Vance Missouri Municipal Income Fund

Fiscal Years Ended	8/31/19	8/31/20
Audit Fees	$36,800	$36,800
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,442	$8,132
All Other Fees(3)	$0	$0

Total	$46,242	$44,932

Eaton Vance North Carolina Municipal Income Fund

Fiscal Years Ended	8/31/19	8/31/20
Audit Fees	$38,300	$37,675
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,214	$8,904
All Other Fees(3)	$0	$0

Total	$48,514	$46,579

Eaton Vance Oregon Municipal Income Fund

Fiscal Years Ended	8/31/19	8/31/20
Audit Fees	$37,900	$37,475
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,604	$7,094
All Other Fees(3)	$0	$0

Total	$47,504	$44,569

Eaton Vance South Carolina Municipal Income Fund

Fiscal Years Ended	8/31/19	8/31/20
Audit Fees	$38,100	$37,050
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,214	$7,704
All Other Fees(3)	$0	$0

Total	$48,314	$44,754

Eaton Vance Virginia Municipal Income Fund

Fiscal Years Ended	8/31/19	8/31/20
Audit Fees	$36,350	$37,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,442	$6,932
All Other Fees(3)	$0	$0

Total	$45,792	$44,332

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Series comprising the Trust have varying fiscal year ends (July 31, August 31, and September 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	9/30/18	7/31/19	8/31/19	9/30/19	7/31/20	8/31/20
Audit Fees	$289,136	$258,700	$262,400	$295,750	$278,575	$260,300
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$66,534	$56,963	$69,473	$64,533	$41,903	$54,303
All Other Fees(3)	$0	$0	$0	$0	$0	$0

Total	$355,670	$315,663	$331,873	$360,283	$320,478	$314,603

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees. Includes consent fee for N-14 registration statements related to fund mergers.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	9/30/18	7/31/19	8/31/19	9/30/19	7/31/20	8/31/20
Registrant(1)	$66,534	$56,963	$69,473	$64,533	$41,903	$54,303
Eaton Vance(2)	$126,485	$60,130	$8,000	$59,903	$51,800	$51,800

(1)	Includes all of the Series in the Trust.
(2)	The investment adviser to the Series, as well as any of its affiliates that provide ongoing services to the Series, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 26, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 26, 2020

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 26, 2020